UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: JUNE 30, 2017

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investment (unaudited)
COVERED CALL STRATEGY FUND
June 30, 2017

Shares		Security		Value
		COMMON STOCKS-100.0%
		Consumer Discretionary-8.3%
6,700	*	AutoZone, Inc.		$3,822,082
82,700		CBS Corporation - Class "B"		5,274,606
45,800		Walt Disney Company		4,866,250
35,900		Whirlpool Corporation		6,879,158
				20,842,096
		Consumer Staples-4.0%
84,900		General Mills, Inc.		4,703,460
121,900		Mondelez International, Inc.		5,264,861
				9,968,321
		Energy-10.6%
65,300		Chevron Corporation		6,812,749
60,900		ExxonMobil Corporation		4,916,457
157,800		Halliburton Company		6,739,638
122,900		Valero Energy Corporation		8,290,834
				26,759,678
		Financials-22.7%
102,400		American Express Company		8,626,176
468,200		Bank of America Corporation		11,358,532
20,400		BlackRock, Inc.		8,617,164
44,000		Goldman Sachs Group, Inc.		9,763,600
135,000		JPMorgan Chase & Company		12,339,000
122,800		U.S. Bancorp		6,375,776
				57,080,248
		Health Care-16.5%
44,400		Allergan, PLC		10,793,196
28,800		Amgen, Inc.		4,960,224
94,000		Bristol-Myers Squibb Company		5,237,680
132,500		Medtronic, PLC		11,759,375
259,700		Pfizer, Inc.		8,723,323
				41,473,798
		Industrials-15.3%
255,200		General Electric Company		6,892,952
82,000		Honeywell International, Inc.		10,929,780
20,000		Lockheed Martin Corporation		5,552,200
63,200		Raytheon Company		10,205,536
45,700		United Parcel Service, Inc. - Class "B"		5,053,963
				38,634,431
		Information Technology-16.3%
72,400		Apple, Inc.		10,427,048
280,900		Cisco Systems, Inc.		8,792,170
214,800		Intel Corporation		7,247,352
190,900		Oracle Corporation		9,571,726
89,500		QUALCOMM, Inc.		4,942,190
				40,980,486
		Materials-5.0%
198,400		Dow Chemical Company		12,513,088
		Telecommunication Services-1.3%
74,200		Verizon Communications, Inc.		3,313,772
Total Value of Common Stocks (cost $238,525,356)			100.0%	251,565,918
Other Assets, Less Liabilities			-	37,866
Net Assets			100.0%	$251,603,784

*	Non-income producing

At June 30, 2017, the cost of investments for federal income tax purposes was $233,680,171. Accumulated net unrealized appreciation on investments was $12,735,084, consisting of $18,902,012 gross unrealized appreciation and $6,166,928 gross unrealized depreciation.

Portfolio of Investments (unaudited)
COVERED CALL STRATEGY FUND
June 30, 2017

	Expiration	Exercise
CALL OPTIONS WRITTEN-2.0%	Date	Price	Contracts	Value
Allergan, PLC	07/21/17	240.00	414	$252,540
Allergan, PLC	07/21/17	250.00	30	3,690
American Express Company	07/21/17	80.00	954	456,012
American Express Company	07/21/17	83.00	70	16,380
Amgen, Inc.	07/21/17	155.00	242	433,422
Amgen, Inc.	07/21/17	165.00	26	21,658
Amgen, Inc.	07/21/17	175.00	20	3,600
Apple, Inc.	07/21/17	150.00	724	47,060
AutoZone, Inc.	07/21/17	620.00	67	8,710
Bank of America Corporation	07/21/17	24.00	249	17,928
Bank of America Corporation	07/21/17	25.00	3,404	95,312
Bank of America Corporation	08/11/17	25.50	1,029	38,073
BlackRock, Inc.	10/20/17	390.00	182	725,270
BlackRock, Inc.	10/20/17	420.00	22	41,470
Bristol-Myers Squibb Company	09/15/17	55.00	142	41,890
Bristol-Myers Squibb Company	09/15/17	60.00	798	79,002
CBS Corporation	12/15/17	67.50	827	204,682
Cisco Systems, Inc.	07/14/17	32.00	2,809	30,899
Dow Chemical Company	07/21/17	65.00	116	3,248
Dow Chemical Company	07/28/17	64.50	1,868	134,496
ExxonMobil Corporation	01/19/18	85.00	157	25,905
ExxonMobil Corporation	01/19/18	87.50	452	43,844
General Electric Company	07/21/17	28.00	174	2,436
General Electric Company	07/14/17	29.50	2,378	2,378
General Mills, Inc.	07/21/17	57.50	849	16,980
Goldman Sachs Group, Inc.	07/21/17	230.00	30	5,790
Halliburton Company	10/20/17	45.00	1,578	247,746
Honeywell International, Inc.	07/21/17	135.00	820	115,620
Intel Corporation	07/28/17	35.00	146	5,548
Intel Corporation	09/15/17	34.00	2,002	220,220
JPMorgan Chase & Company	08/18/17	95.00	110	8,910
JPMorgan Chase & Company	12/15/17	95.00	1,240	367,040
Lockheed Martin Corporation	07/21/17	280.00	200	60,000
Medtronic, PLC	07/21/17	87.50	1,235	208,715
Medtronic, PLC	08/18/17	90.00	90	10,530
Mondelez International, Inc.	07/21/17	45.50	1,180	23,010
Mondelez International, Inc.	07/21/17	46.00	39	546
Oracle Corporation	08/4/17	52.50	1,909	32,453
Pfizer, Inc.	07/28/17	34.50	2,597	36,358
QUALCOMM, Inc.	07/21/17	55.50	895	138,725
Raytheon Company	08/18/17	165.00	632	168,112
U.S. Bancorp	07/21/17	52.00	84	7,980
U.S. Bancorp	07/21/17	52.50	1,144	81,224
United Parcel Service, Inc.	07/14/17	108.00	43	13,975
United Parcel Service, Inc.	07/21/17	111.00	414	60,030
Valero Energy Corporation	07/21/17	67.50	196	26,068
Valero Energy Corporation	08/18/17	67.50	1,033	210,732
Verizon Communications, Inc.	07/21/17	47.00	742	2,968
Walt Disney Company	07/14/17	107.00	458	27,480
Whirlpool Corporation	09/15/17	190.00	359	323,998
Total Value of Call Options Written (premium received $4,886,120)				$ 5,150,663

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$251,565,918	$-	$-	$251,565,918

Liabilities
Call Options Written	$(5,150,663)	$-	$-	$(5,150,663)

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
June 30, 2017

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-93.7%
			Consumer Discretionary-8.8%
86,000			Acushnet Holdings Corporation	$1,706,240
65,000			American Eagle Outfitters, Inc.	783,250
45,568			CBS Corporation - Class "B"	2,906,327
185,400			Comcast Corporation - Special Shares "A"	7,215,768
20,000			Delphi Automotive, PLC	1,753,000
268,500			Ford Motor Company	3,004,515
42,200			Home Depot, Inc.	6,473,480
70,000			HSN, Inc.	2,233,000
25,000			L Brands, Inc.	1,347,250
36,100			McDonald's Corporation	5,529,076
63,950			Newell Brands, Inc.	3,428,999
35,000			Oxford Industries, Inc.	2,187,150
147,300			Regal Entertainment Group - Class "A"	3,013,758
57,933			Time Warner, Inc.	5,817,052
18,500			Tupperware Brands Corporation	1,299,255
21,900			Walt Disney Company	2,326,875
6,800			Whirlpool Corporation	1,303,016
29,000			Wyndham Worldwide Corporation	2,911,890
				55,239,901
			Consumer Staples-9.7%
120,000			Altria Group, Inc.	8,936,400
75,000			B&G Foods, Inc.	2,670,000
92,200			Coca-Cola Company	4,135,170
61,700			CVS Health Corporation	4,964,382
22,500			Dr. Pepper Snapple Group, Inc.	2,049,975
33,300			Kimberly-Clark Corporation	4,299,363
109,117			Koninklijke Ahold Delhaize NV (ADR)	2,088,499
18,066			Kraft Heinz Company	1,547,172
18,000			Molson Coors Brewing Company	1,554,120
63,500			PepsiCo, Inc.	7,333,615
84,500			Philip Morris International, Inc.	9,924,525
71,400			Procter & Gamble Company	6,222,510
64,400			Wal-Mart Stores, Inc.	4,873,792
				60,599,523
			Energy-7.0%
89,400			Chevron Corporation	9,327,102
81,500			ConocoPhillips	3,582,740
73,000			Devon Energy Corporation	2,333,810
77,900			ExxonMobil Corporation	6,288,867
44,600			Halliburton Company	1,904,866
70,400			Marathon Petroleum Corporation	3,684,032
92,500			Occidental Petroleum Corporation	5,537,975
82,200			PBF Energy, Inc. - Class "A"	1,829,772
75,500			Royal Dutch Shell, PLC - Class "A" (ADR)	4,015,845
35,000			Schlumberger, Ltd.	2,304,400
106,300			Suncor Energy, Inc.	3,103,960
				43,913,369
			Financials-17.3%
151,800			AllianceBernstein Holding, LP (MLP)	3,590,070
53,000			American Express Company	4,464,720
40,000			American International Group, Inc.	2,500,800
21,300			Ameriprise Financial, Inc.	2,711,277
105,000			Bank of New York Mellon Corporation	5,357,100
103,400			Berkshire Hills Bancorp, Inc.	3,634,510
70,010			Chubb, Ltd.	10,178,054
82,000			Citizens Financial Group, Inc.	2,925,760
75,000			Discover Financial Services	4,664,250
150,000			Financial Select Sector SPDR Fund (ETF)	3,700,500
1,600			Hamilton Lane, Inc. - Class "A"	35,184
41,300			IBERIABANK Corporation	3,365,950
72,100			Invesco, Ltd.	2,537,199
110,000			iShares S&P U.S. Preferred Stock Index Fund (ETF)	4,308,700
132,800			JPMorgan Chase & Company	12,137,920
110,000			MetLife, Inc.	6,043,400
47,900			PNC Financial Services Group, Inc.	5,981,273
30,000			Prosperity Bancshares, Inc.	1,927,200
49,000			SPDR S&P Regional Banking (ETF)	2,692,550
134,300			Sterling Bancorp	3,122,475
27,800			Travelers Companies, Inc.	3,517,534
108,300			U.S. Bancorp	5,622,936
90,000			Waddell & Reed Financial, Inc. - Class "A"	1,699,200
215,500			Wells Fargo & Company	11,940,855
				108,659,417
			Health Care-11.6%
96,100			Abbott Laboratories	4,671,421
81,100			AbbVie, Inc.	5,880,561
43,468			Baxter International, Inc.	2,631,553
45,500			Gilead Sciences, Inc.	3,220,490
52,400			GlaxoSmithKline, PLC (ADR)	2,259,488
101,900			Johnson & Johnson	13,480,351
55,094			Medtronic, PLC	4,889,593
170,211			Merck & Company, Inc.	10,908,823
384,124			Pfizer, Inc.	12,902,725
75,000			Phibro Animal Health Corporation - Class "A"	2,778,750
18,500			Thermo Fisher Scientific, Inc.	3,227,695
16,000			UnitedHealth Group, Inc.	2,966,720
44,452			Zoetis, Inc.	2,772,916
				72,591,086
			Industrials-11.7%
28,600			3M Company	5,954,234
25,400			A.O. Smith Corporation	1,430,782
65,000			Eaton Corporation, PLC	5,058,950
16,800			General Dynamics Corporation	3,328,080
321,400			General Electric Company	8,681,014
61,900			Honeywell International, Inc.	8,250,651
70,000			Industrial Select Sector SPDR Fund (ETF)	4,767,700
51,100			Ingersoll-Rand, PLC	4,670,029
31,450			ITT, Inc.	1,263,661
128,461			Johnson Controls International, PLC	5,570,069
100,000			Koninklijke Philips NV (ADR)	3,582,000
19,000			Lockheed Martin Corporation	5,274,590
54,600			Schneider National, Inc.	1,221,402
8,000			Snap-On, Inc.	1,264,000
90,800			Triton International, Ltd.	3,036,352
43,700			United Parcel Service, Inc. - Class "B"	4,832,783
42,500			United Technologies Corporation	5,189,675
				73,375,972
			Information Technology-13.1%
44,900			Apple, Inc.	6,466,498
85,000			Applied Materials, Inc.	3,511,350
28,600			Automatic Data Processing, Inc.	2,930,356
14,500			Broadcom, Ltd.	3,379,225
342,100			Cisco Systems, Inc.	10,707,730
75,000			HP Enterprise Company	1,244,250
140,000			HP, Inc.	2,447,200
174,700			Intel Corporation	5,894,378
60,000			Juniper Networks, Inc.	1,672,800
20,900			Lam Research Corporation	2,955,887
57,600			Microchip Technology, Inc.	4,445,568
205,000			Microsoft Corporation	14,130,650
25,000		*	NXP Semiconductors NV	2,736,250
60,300			QUALCOMM, Inc.	3,329,766
60,000			Silicon Motion Technology Corporation (ADR)	2,893,800
118,300			Symantec Corporation	3,341,975
39,200			TE Connectivity, Ltd.	3,084,256
57,000			Technology Select Sector SPDR Fund (ETF)	3,119,040
45,000			Western Digital Corporation	3,987,000
				82,277,979
			Materials-4.7%
86,900			Dow Chemical Company	5,480,783
47,600			E.I. DuPont de Nemours & Company	3,841,796
25,000			Eastman Chemical Company	2,099,750
50,500			International Paper Company	2,858,805
120,000		*	Louisiana-Pacific Corporation	2,893,200
36,700			LyondellBasell Industries NV - Class "A"	3,097,113
28,000			Praxair, Inc.	3,711,400
53,600			Sealed Air Corporation	2,399,136
20,000			Steel Dynamics, Inc.	716,200
42,500			WestRock Company	2,408,050
				29,506,233
			Real Estate-2.7%
161,400			Brixmor Property Group, Inc. (REIT)	2,885,832
88,000			Chesapeake Lodging Trust (REIT)	2,153,360
15,000			Federal Realty Investment Trust (REIT)	1,895,850
46,000			iShares U.S. Real Estate ETF (ETF)	3,669,420
65,000			Sunstone Hotel Investors, Inc. (REIT)	1,047,800
90,500			Tanger Factory Outlet Centers, Inc. (REIT)	2,351,190
161,800			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	3,203,640
				17,207,092
			Telecommunication Services-3.2%
260,730			AT&T, Inc.	9,837,343
222,800			Verizon Communications, Inc.	9,950,248
				19,787,591
			Utilities-3.9%
36,500			American Electric Power Company, Inc.	2,535,655
100,000			CenterPoint Energy, Inc.	2,738,000
35,000			Dominion Resources, Inc.	2,682,050
35,000			Duke Energy Corporation	2,925,650
128,000			Exelon Corporation	4,616,960
17,100			NextEra Energy, Inc.	2,396,223
105,000			PPL Corporation	4,059,300
41,200			Vectren Corporation	2,407,728
				24,361,566
Total Value of Common Stocks (cost $399,620,943)				587,519,729
			PREFERRED STOCKS-1.6%
			Financials-.6%
800			Citizens Financial Group, Inc., Series A, 5.5%, 2049	838,000
102,800			JPMorgan Chase & Co., Series Y, 6.125%, 2020	2,770,460
				3,608,460
			Health Care-.4%
2,600			Allergan, PLC, Series A, 5.5%, 2018	2,257,008
			Real Estate-.6%
50,500			Digital Realty Trust, Inc., Series G (REIT), 5.875%, 2049	1,291,285
46,000			Urstadt Biddle Properties, Inc., Series F (REIT), 7.125%, 2049	1,183,580
49,000			Urstadt Biddle Properties, Inc., Series G (REIT), 6.75%, 2049	1,293,600
				3,768,465
Total Value of Preferred Stocks (cost $9,629,279)				9,633,933
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-4.3%
			Federal Home Loan Bank:
$3,000	M		0.92%, 7/13/2017	2,999,175
1,000	M		0.935%, 7/17/2017	999,615
12,500	M		0.9%, 7/19/2017	12,494,500
500	M		1%, 7/19/2017	499,780
1,000	M		0.94%, 7/21/2017	999,505
2,000	M		0.9%, 7/24/2017	1,998,844
3,000	M		0.99%, 8/2/2017	2,997,474
3,500	M		1.01%, 8/4/2017	3,496,857
500	M		0.98%, 8/11/2017	499,453
Total Value of Short-Term U.S. Government Agency Obligations (cost $26,984,571)				26,985,203
Total Value of Investments (cost $436,234,793)			99.6%	624,138,865
Other Assets, Less Liabilities			.4	2,713,804
Net Assets			100.0%	$626,852,669

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

At June 30, 2017, the cost of investments for federal income tax purposes was $436,337,422. Accumulated net unrealized appreciation on investments was $187,801,443, consisting of $199,500,222 gross unrealized appreciation and $11,698,779 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$587,519,729	$-	$-	$587,519,729
Preferred Stocks	9,633,933	-	-	9,633,933
Short-Term U.S Government
Agency Obligations	-	26,985,203	-	26,985,203
Total Investments in Securities*	$597,153,662	$26,985,203	$-	$624,138,865

* The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GLOBAL FUND
June 30, 2017

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-97.7%
			United States-59.8%
62,774			Accenture, PLC - Class "A"		$7,763,888
48,429			Activision Blizzard, Inc.		2,788,058
32,135			Aetna, Inc.		4,879,057
36,477			Agilent Technologies, Inc.		2,163,451
110,698			Air Lease Corporation		4,135,677
26,968			Allergan, PLC		6,555,651
26,584			Alliance Data Systems Corporation		6,823,847
3,123		*	Alphabet, Inc. - Class "C"		2,837,964
4,543		*	Amazon.com, Inc.		4,397,624
32,505			Apple, Inc.		4,681,370
109,825			Aramark Holdings Corporation		4,500,629
35,273			Assured Guaranty, Ltd.		1,472,295
15,093			BlackRock, Inc.		6,375,433
14,968		*	Bluebird Bio, Inc.		1,572,388
97,151			Bristol-Myers Squibb Company		5,413,254
29,008			Broadcom, Ltd.		6,760,314
18,900		*	Celgene Corporation		2,454,543
226,812			Citigroup, Inc.		15,169,187
72,250			Cognizant Technology Solutions Corporation - Class "A"		4,797,400
154,439			Coty, Inc. - Class "A"		2,897,276
91,090			Delphi Automotive, PLC		7,984,038
105,310			Delta Air Lines, Inc.		5,659,359
21,246			Eaton Corporation, PLC		1,653,576
22,346		*	Electronic Arts, Inc.		2,362,419
70,268			EOG Resources, Inc.		6,360,659
20,502			Equifax, Inc.		2,817,385
20,331			Estee Lauder Companies, Inc. - Class "A"		1,951,369
30,562			Expedia, Inc.		4,552,210
75,362		*	Facebook, Inc. - Class "A"		11,378,155
6,187			FedEx Corporation		1,344,621
30,115		*	FleetCor Technologies, Inc.		4,342,884
23,699			Fortive Corporation		1,501,332
31,579			Fortune Brands Home & Security, Inc.		2,060,214
16,402			General Dynamics Corporation		3,249,236
161,416			General Motors Company		5,638,261
48,735			Global Payments, Inc.		4,401,745
49,884		*	Guidewire Software, Inc.		3,427,530
30,773			Hilton Worldwide Holdings, Inc.		1,903,310
66,191		*	Hologic, Inc.		3,003,748
56,313			Honeywell International, Inc.		7,505,960
102,485		*	IHS Markit, Ltd.		4,513,439
13,900		*	Incyte Corporation		1,750,149
158,688			Intel Corporation		5,354,133
111,571			IntercontinentalExchange, Inc.		7,354,760
517,059			Kinder Morgan, Inc.		9,906,850
39,300			Knight Transportation, Inc.		1,456,065
66,726			L Brands, Inc.		3,595,864
38,882			Marriott International, Inc.		3,900,253
148,082			MetLife, Inc.		8,135,625
119,230		*	Mylan NV		4,628,509
27,004		*	Netflix, Inc.		4,034,668
96,847			NIKE, Inc.		5,713,973
36,944			Northern Trust Corporation		3,591,326
4,500			Old Dominion Freight Line, Inc.		428,580
47,860			P P G Industries, Inc.		5,262,686
25,855			Pioneer Natural Resources Company		4,125,941
3,523		*	Priceline Group, Inc.		6,589,842
32,422			Public Storage (REIT)		6,760,960
74,081			QUALCOMM, Inc.		4,090,753
9,772		*	Regeneron Pharmaceuticals, Inc.		4,799,420
56,396		*	Salesforce.com, Inc.		4,883,894
53,202		*	ServiceNow, Inc.		5,639,412
37,045		*	Splunk, Inc.		2,107,490
14,975		*	Swift Transportation Company		396,837
15,546		*	Tesaro, Inc.		2,174,264
6,029		*	Ultimate Software Group Inc.		1,266,452
40,506			UnitedHealth Group, Inc.		7,510,623
49,550			VF Corporation		2,854,080
23,890			Viacom, Inc. - Class "B"		801,987
82,430			Visa, Inc. - Class "A"		7,730,285
238,034			Wells Fargo & Company		13,189,464
29,182		*	Workday, Inc. - Class "A"		2,830,654
158,242		*	WPX Energy, Inc.		1,528,618
					330,445,173
			Japan-6.6%
24,600			Daito Trust Construction Company, Ltd.		3,826,424
13,000			Fanuc, Ltd.		2,502,912
171,640			Itochu Corporation		2,546,941
153,630			Seven & I Holdings Company, Ltd.		6,321,402
97,900			SoftBank Group Corporation		7,918,171
94,880			Sony Financial Holdings, Inc.		1,614,584
103,730			Sumitomo Mitsui Financial Group, Inc.		4,038,530
186,300			Tokio Marine Holdings, Inc.		7,703,768
					36,472,732
			China-5.5%
126,200			AAC Technologies Holdings, Inc.		1,577,611
55,032		*	Alibaba Group Holding, Ltd. (ADR)		7,754,009
2,105,000			China Construction Bank Corporation		1,631,166
88,210		*	Ctrip.com International, Ltd. (ADR)		4,750,991
15,242			NetEase, Inc. (ADR)		4,582,202
49,229		*	New Oriental Education Technology Group, Inc. (ADR)		3,470,152
180,310			Tencent Holdings, Ltd.		6,448,015
					30,214,146
			France-5.0%
91,360			Airbus Group SE		7,512,986
298,693			AXA SA		8,170,612
55,105			BNP Paribas SA		3,968,889
83,195			Compagnie de Saint Gobain		4,445,099
27,683			Essilor International SA		3,522,268
					27,619,854
			Spain-3.6%
1,343,481			Banco Santander SA		8,887,592
1,428,285			Iberdrola SA		11,309,934
					20,197,526
			Germany-3.3%
40,908			Beiersdorf AG		4,300,400
370,652			Deutsche Bank AG - Registered		6,572,369
186,997			Vonovia SE		7,425,076
					18,297,845
			Switzerland-3.0%
94,610			ABB, Ltd.		2,336,390
74,287			Novartis AG- Registered		6,182,191
494,863			UBS Group AG		8,381,036
					16,899,617
			United Kingdom-2.7%
67,600		*	Atlassian Corporation, PLC - Class "A"		2,378,168
583,960			Aviva, PLC		4,000,664
80,708			British American Tobacco, PLC		5,501,910
148,762			WPP, PLC		3,127,222
					15,007,964
			Italy-2.1%
64,846			Banca Generali SpA		1,930,108
244,892			FinecoBank Banca Fineco SpA		1,927,160
406,513			UniCredit SpA		7,591,301
					11,448,569
			Taiwan-1.9%
295,862			Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)		10,343,335
			South Korea-1.3%
3,484			Samsung Electronics Company, Ltd.		7,238,096
			India-.9%
1,154,583			ICICI Bank, Ltd.		5,182,785
			Netherlands-.8%
100,816		*	AerCap Holdings NV		4,680,887
			Canada-.7%
81,226			Magna International, Inc.		3,762,528
			Hong Kong-.5%
100,540			Hong Kong Exchanges & Clearing, Ltd.		2,598,668
Total Value of Common Stocks (cost $466,123,479)					540,409,725
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.8%
			United States
			Federal Home Loan Bank:
$7,000	M		0.98%, 8/11/2017		6,992,342
3,000	M		1%, 7/19/2017		2,998,680
Total Value of Short-Term U.S. Government Agency Obligations (cost $9,990,686)					9,991,022
Total Value of Investments (cost $476,114,165)				99.5%	550,400,747
Other Assets, Less Liabilities				.5	2,554,959
Net Assets				100.0%	$552,955,706

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

At June 30, 2017, the cost of investments for federal income tax purposes was $478,442,359. Accumulated net unrealized appreciation on investments was $71,958,388, consisting of $77,313,305 gross unrealized appreciation and $5,354,917 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$330,445,173	$-	$-	$330,445,173
Japan	36,472,732	-	-	36,472,732
China	30,214,146	-	-	30,214,146
France	27,619,854	-	-	27,619,854
Spain	20,197,526	-	-	20,197,526
Germany	18,297,845	-	-	18,297,845
Switzerland	16,899,617	-	-	16,899,617
United Kingdom	15,007,964	-	-	15,007,964
Italy	11,448,569	-	-	11,448,569
Taiwan	10,343,335	-	-	10,343,335
South Korea	7,238,096	-	-	7,238,096
India	5,182,785	-	-	5,182,785
Netherlands	4,680,887	-	-	4,680,887
Canada	3,762,528	-	-	3,762,528
Hong Kong	2,598,668	-	-	2,598,668
Short-Term U.S. Government
Agency Obligations	-	9,991,022	-	9,991,022
Total Investments in Securities	$540,409,725	$9,991,022	$-	$550,400,747
Other Financial Instruments*	$-	$(353,916)	$-	$(353,916)

During the period ended June 30, 2017, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

*Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
June 30, 2017

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.0%
			Consumer Discretionary-16.2%
393,500			Acushnet Holdings Corporation	$7,807,040
40,053			Adient, PLC	2,618,665
285,500			American Eagle Outfitters, Inc.	3,440,275
200,000			ARAMARK Holdings Corporation	8,196,000
300,500			Big Lots, Inc.	14,514,150
281,500			BorgWarner, Inc.	11,924,340
400,000			CBS Corporation - Class "B"	25,512,000
150,000			Coach, Inc.	7,101,000
100,000			Delphi Automotive, PLC	8,765,000
478,200			DSW, Inc. - Class "A"	8,464,140
70,000			Foot Locker, Inc.	3,449,600
675,000			Ford Motor Company	7,553,250
180,000			Home Depot, Inc.	27,612,000
135,400			HSN, Inc.	4,319,260
255,000			L Brands, Inc.	13,741,950
60,000			Lear Corporation	8,524,800
230,000			Magna International, Inc.	10,655,900
300,000		*	Michaels Companies, Inc.	5,556,000
659,450			Newell Brands, Inc.	35,359,709
164,500			Oxford Industries, Inc.	10,279,605
124,000			Penske Automotive Group, Inc.	5,444,840
175,000		*	Select Comfort Corporation	6,210,750
292,300			Tupperware Brands Corporation	20,528,229
160,000			Walt Disney Company	17,000,000
65,000			Whirlpool Corporation	12,455,300
100,000			Wyndham Worldwide Corporation	10,041,000
				297,074,803
			Consumer Staples-10.1%
480,000			Altria Group, Inc.	35,745,600
355,000			B&G Foods, Inc.	12,638,000
360,000			Coca-Cola Company	16,146,000
290,000			CVS Health Corporation	23,333,400
631,904			Koninklijke Ahold Delhaize NV (ADR)	12,094,643
150,000			Nu Skin Enterprises, Inc. - Class "A"	9,426,000
165,000			PepsiCo, Inc.	19,055,850
295,000			Philip Morris International, Inc.	34,647,750
105,000			Procter & Gamble Company	9,150,750
160,000			Wal-Mart Stores, Inc.	12,108,800
				184,346,793
			Energy-5.5%
138,000			Anadarko Petroleum Corporation	6,256,920
35,000			Chevron Corporation	3,651,550
230,000			ConocoPhillips	10,110,800
175,000			Devon Energy Corporation	5,594,750
200,000			ExxonMobil Corporation	16,146,000
100,000			Hess Corporation	4,387,000
300,000			Marathon Oil Corporation	3,555,000
385,000			Marathon Petroleum Corporation	20,147,050
100,000			Occidental Petroleum Corporation	5,987,000
100,000			PBF Energy, Inc. - Class "A"	2,226,000
115,000			Phillips 66	9,509,350
48,300			Schlumberger, Ltd.	3,180,072
379,000			Suncor Energy, Inc.	11,066,800
				101,818,292
			Financials-15.4%
275,000			American Express Company	23,166,000
170,000			American International Group, Inc.	10,628,400
157,900			Ameriprise Financial, Inc.	20,099,091
130,000			Chubb, Ltd.	18,899,400
515,000			Citizens Financial Group, Inc.	18,375,200
325,000			Discover Financial Services	20,211,750
550,000			Financial Select Sector SPDR Fund (ETF)	13,568,500
136,201			Hamilton Lane, Inc. - Class "A"	2,995,060
169,200			IBERIABANK Corporation	13,789,800
55,000			iShares Russell 2000 ETF (ETF)	7,750,600
431,730			JPMorgan Chase & Company	39,460,122
240,000			MetLife, Inc.	13,185,600
56,300			Morgan Stanley	2,508,728
150,000			PNC Financial Services Group, Inc.	18,730,500
250,000			SPDR S&P Regional Banking (ETF)	13,737,500
480,000			Sterling Bancorp	11,160,000
355,000			U.S. Bancorp	18,431,600
287,050			Wells Fargo & Company	15,905,440
				282,603,291
			Health Care-15.6%
425,000			Abbott Laboratories	20,659,250
335,000			AbbVie, Inc.	24,290,850
20,000			Allergan, PLC	4,861,800
240,000		*	AMN Healthcare Services, Inc.	9,372,000
168,669			Baxter International, Inc.	10,211,221
96,000		*	Centene Corporation	7,668,480
320,000			Gilead Sciences, Inc.	22,649,600
91,300			Hill-Rom Holdings, Inc.	7,268,393
270,625			Johnson & Johnson	35,800,981
9,375		*	Mallinckrodt, PLC	420,094
125,000			Medtronic, PLC	11,093,750
325,000			Merck & Company, Inc.	20,829,250
120,000		*	Mylan NV (ADR)	4,658,400
869,301			Pfizer, Inc.	29,199,821
298,100			Phibro Animal Health Corporation - Class "A"	11,044,605
64,162			Shire, PLC (ADR)	10,604,054
200,000			Thermo Fisher Scientific, Inc.	34,894,000
100,000		*	VWR Corporation	3,301,000
260,000			Zoetis, Inc.	16,218,800
				285,046,349
			Industrials-10.7%
140,000			3M Company	29,146,600
77,000		*	Gardner Denver Holdings, Inc.	1,663,970
525,000			General Electric Company	14,180,250
209,700			Honeywell International, Inc.	27,950,913
55,000			Ingersoll-Rand, PLC	5,026,450
505,530			Johnson Controls International, PLC	21,919,781
200,000			Koninklijke Philips NV (ADR)	7,164,000
20,000			Lockheed Martin Corporation	5,552,200
100,000			ManpowerGroup, Inc.	11,165,000
285,000			Masco Corporation	10,889,850
55,000			Owens Corning	3,680,600
225,000			Schneider National, Inc. - Class "B"	5,033,250
70,000			Snap-On, Inc.	11,060,000
45,000			Stanley Black & Decker, Inc.	6,332,850
490,000			Triton International, Ltd.	16,385,600
150,000			United Technologies Corporation	18,316,500
				195,467,814
			Information Technology-17.7%
310,000			Apple, Inc.	44,646,200
325,000			Applied Materials, Inc.	13,425,750
390,700		*	ARRIS International, PLC	10,947,414
60,000			Broadcom, Ltd.	13,983,000
900,000			Cisco Systems, Inc.	28,170,000
105,887		*	Dell Technologies, Inc. - Class "V"	6,470,755
36,509			DXC Technology Company	2,800,970
250,000		*	eBay, Inc.	8,730,000
45,000		*	FleetCor Technologies, Inc.	6,489,450
425,000			HP Enterprise Company	7,050,750
583,775			Intel Corporation	19,696,568
50,000			International Business Machines Corporation	7,691,500
75,000			Methode Electronics, Inc.	3,090,000
625,000			Microsoft Corporation	43,081,250
125,000		*	NXP Semiconductors NV	13,681,250
350,000			Oracle Corporation	17,549,000
320,000			QUALCOMM, Inc.	17,670,400
280,000			Sabre Corporation	6,095,600
617,200			Symantec Corporation	17,435,900
85,400			TE Connectivity, Ltd.	6,719,272
85,000		*	Tech Data Corporation	8,585,000
280,000			Travelport Worldwide, Ltd.	3,852,800
185,000			Western Digital Corporation	16,391,000
				324,253,829
			Materials-2.9%
2,900			Eastman Chemical Company	243,571
245,000			International Paper Company	13,869,450
313,500		*	Louisiana-Pacific Corporation	7,558,485
60,000			Praxair, Inc.	7,953,000
135,000			RPM International, Inc.	7,364,250
235,100			Sealed Air Corporation	10,523,076
79,500			Trinseo SA	5,461,650
				52,973,482
			Real Estate-1.8%
725,000			Brixmor Property Group, Inc. (REIT)	12,963,000
76,530			Real Estate Select Sector SPDR Fund (ETF)	2,464,266
385,000			Tanger Factory Outlet Centers, Inc. (REIT)	10,002,300
373,500			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	7,395,300
				32,824,866
			Telecommunication Services-2.1%
530,000			AT&T, Inc.	19,996,900
425,000			Verizon Communications, Inc.	18,980,500
				38,977,400
			Utilities-1.0%
450,000			Exelon Corporation	16,231,500
81,200			NiSource, Inc.	2,059,232
				18,290,732
Total Value of Common Stocks (cost $1,111,867,673)				1,813,677,651
			SHORT-TERM CORPORATE NOTES-.7%
			Federal Home Loan Bank:
$1,500	M		0.9%, 7/19/2017	1,499,340
5,000	M		0.9%, 7/24/2017	4,997,110
3,000	M		1.01%, 8/4/2017	2,997,306
2,500	M		0.98%, 8/11/2017	2,497,265
Total Value of Short-Term Corporate Notes (cost $11,990,796)				11,991,021
Total Value of Investments (cost $1,123,858,469)			99.7%	1,825,668,672
Other Assets, Less Liabilities			.3	6,207,019
Net Assets			100.0%	$1,831,875,691

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At June 30, 2017, the cost of investments for federal income tax purposes was $1,129,379,988. Accumulated net unrealized appreciation on investments was $696,288,684, consisting of $737,462,093 gross unrealized appreciation and $41,173,409 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,813,677,651	$-	$-	$1,813,677,651
Short-Term U.S Government
Agency Obligations	-	11,991,021	-	11,991,021
Total Investments in Securities*	$1,813,677,651	$11,991,021	$-	$1,825,668,672

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
HEDGED U.S. EQUITY OPPORTUNITIES FUND
June 30, 2017

Shares		Security	Value
		COMMON STOCKS-94.2%
		Consumer Discretionary-11.8%
2,090		Advance Auto Parts, Inc.	$243,673
251	*	Amazon.com, Inc.	242,968
4,213	*	CarMax, Inc.	265,672
3,461		Choice Hotels International, Inc.	222,369
5,820		D.R. Horton, Inc.	201,197
1,178		Delphi Automotive, PLC	103,252
1,887		Expedia, Inc.	281,069
2,950		General Motors Corporation	103,044
404,339	*	Global Brands Group Holding, Ltd. (Hong Kong)	42,467
5,012		Goodyear Tire & Rubber Company	175,220
2,857		Harley-Davidson, Inc.	154,335
7,040		Hilton, Inc.	435,424
2,264		Home Depot, Inc.	347,298
2,054		John Wiley & Sons, Inc. - Class "A"	108,349
2,496		Las Vegas Sands Corporation	159,469
4,066		Lowe's Companies, Inc.	315,237
2,531		McDonald's Corporation	387,648
3,398	*	Netflix, Inc.	507,695
12,759		NIKE, Inc. - Class "B"	752,781
3,057	*	Norwegian Cruise Line Holdings, Ltd.	165,965
195		NVR, Inc.	470,069
1,389		Omnicom Group, Inc.	115,148
363	*	Priceline Group, Inc.	678,999
6,252		SES SA (Luxembourg)	146,564
6,058		TJX Companies, Inc.	437,206
4,044		Toll Brothers, Inc.	159,778
1,312	*	Ulta Beauty, Inc.	376,990
2,636		VF Corporation	151,834
3,036		Walt Disney Company	322,575
2,300	*	Wayfair, Inc. - Class A	176,824
1,320		Wynn Resorts, Ltd.	177,038
			8,428,157
		Consumer Staples-7.2%
4,296		Altria Group, Inc.	319,923
3,147		British American Tobacco, PLC (United Kingdom)	214,533
810		Clorox Company	107,924
8,369		Coca-Cola Company	375,350
5,823		Colgate-Palmolive Company	431,659
3,527		Costco Wholesale Corporation	564,073
6,597		Coty, Inc. - Class "A"	123,760
1,172		Dr. Pepper Snapple Group, Inc.	106,781
2,656		General Mills, Inc.	147,142
1,274		Hershey Company	136,789
3,498	*	Hostess Brands, Inc.	56,318
790		J.M. Smucker Company	93,481
1,579		Kellogg Company	109,677
1,366		Kimberly-Clark Corporation	176,364
2,350		Kroger Company	54,802
880		McCormick & Company, Inc.	85,809
13,815	*	Monster Beverage Corporation	686,329
2,918		PepsiCo, Inc.	337,000
4,459		Procter & Gamble Company	388,602
2,959		Reynolds American, Inc.	192,453
2,025		Walgreens Boots Alliance, Inc.	158,578
3,688		Wal-Mart Stores, Inc.	279,108
			5,146,455
		Energy-2.3%
2,515		Anadarko Petroleum Corporation	114,030
4,583		Cabot Oil & Gas Corporation	114,942
2,889		Canadian Natural Resources, Ltd.	83,319
3,477	*	Diamondback Energy, Inc.	308,792
3,257		Halliburton Company	139,106
764		Helmerich & Payne, Inc.	41,516
1,282		Hess Corporation	56,241
3,528		HollyFrontier Corporation	96,914
2,826		Marathon Oil Corporation	33,488
13,609	*	Newfield Exploration Company	387,312
516		Pioneer Natural Resources Company	82,343
1,900	*	QEP Resources, Inc.	19,190
5,130	*	Southwestern Energy Company	31,190
9,831	*	Trican Well Service, Ltd. (Canada)	27,519
2,729		World Fuel Services Corporation	104,930
			1,640,832
		Financials-16.5%
1,927		Aflac, Inc.	149,689
173	*	Alleghany Corporation	102,900
1,701		Allstate Corporation	150,436
6,902		American Express Company	581,424
3,255		American International Group, Inc.	203,503
3,582		Arthur J. Gallagher & Company	205,070
17,505		Bank of America Corporation	424,671
1,231	*	Berkshire Hathaway, Inc. - Class "B"	208,494
1,005		BlackRock, Inc.	424,522
3,986		Chubb, Ltd.	579,485
12,480		Citigroup, Inc.	834,662
10,321		CNO Financial Group, Inc.	215,502
4,358		Comerica, Inc.	319,180
5,997	*	Conyers Park Acquisition Corporation	70,645
486	*	Credit Acceptance Corporation	124,970
13,456		Deutsche Bank AG - Registered	239,382
1,031		FactSet Research Systems, Inc.	171,332
328		Fairfax Financial Holdings, Ltd. (Canada)	142,149
210		First Citizens Bancshares, Inc.	78,267
1,638		First Republic Bank	163,964
2,747		IBERIABANK Corporation	223,881
3,541		M & T Bank Corporation	573,465
448	*	Markel Corporation	437,185
4,994		Marsh & McLennan Companies, Inc.	389,332
6,801		MetLife, Inc.	373,647
526		Moody's Corporation	64,004
11,046		PNC Financial Services Group, Inc.	1,379,314
1,426		Principal Financial Group	91,364
744		Raymond James Financial, Inc.	59,684
2,102		Reinsurance Group of America, Inc.	269,876
12,719		TD Ameritrade Holding Corporation	546,790
999		Torchmark Corporation	76,424
1,255		Travelers Companies, Inc.	158,795
6,760		Unum Group	315,219
989		W.R. Berkley Corporation	68,409
6,591		Wells Fargo & Company	365,207
154		White Mountains Insurance Group, Ltd.	133,769
12,408		XL Group, Ltd.	543,470
7,382		Zions Bancorporation	324,144
			11,784,226
		Health Care-12.8%
3,823	*	Acadia Healthcare Company, Inc.	188,780
3,532		Agilent Technologies, Inc.	209,483
1,664	*	Alder Biopharmaceuticals, Inc.	19,053
3,529	*	Alkermes, PLC (Ireland)	204,576
668		Allergan, PLC	162,384
3,579		Baxter International, Inc.	216,673
891		Becton, Dickinson and Company	173,843
348		Biogen, Inc.	94,433
23,671		Bristol-Myers Squibb Company	1,318,948
402		C.R. Bard, Inc.	127,076
5,143		Cardinal Health, Inc.	400,743
2,235		Danaher Corporation	188,612
3,713	*	Edwards Lifesciences Corporation	439,025
737		Eli Lilly & Company	60,655
5,659	*	Envision Healthcare Corporation	354,650
557	*	Henry Schein, Inc.	101,942
9,769	*	Hologic, Inc.	443,317
1,356	*	Incyte Corporation	170,734
4,361	*	Ionis Pharmaceuticals, Inc.	221,844
3,834		Johnson & Johnson	507,200
1,334	*	Laboratory Corporation of America Holdings	205,623
3,557		McKesson Corporation	585,269
6,316		Medtronic, PLC	560,545
3,962		Merck & Company, Inc.	253,925
361		Mettler-Toledo International	212,463
4,635	*	Mylan NV (Netherlands)	179,931
11,120		Pfizer, Inc.	373,521
937		Quest Diagnostics, Inc.	104,157
650		Regeneron Pharmaceutical, Inc.	319,241
1,239		STERIS, PLC	100,979
1,386	*	Tesaro, Inc.	193,846
2,304		Teva Pharmaceutical Industries, Ltd. (Israel)	76,539
1,768		UnitedHealth Group, Inc.	327,823
			9,097,833
		Industrials-12.2%
1,433		3M Company	298,336
2,262		Alaska Air Group, Inc.	203,037
3,753		Allison Transmission Holdings, Inc.	140,775
637		AMERCO	233,180
7,095		Canadian National Railway Company (Canada)	575,675
1,702		Cintas Corporation	214,520
3,458	*	Clean Harbors, Inc.	193,060
8,440		CSX Corporation	460,486
1,289		Eaton Corporation, PLC	100,323
1,343		Equifax, Inc.	184,555
1,514		Expeditors International of Washington, Inc.	85,511
2,351		Fastenal Company	102,339
9,776	*	Genesee & Wyoming, Inc.	668,581
3,063		Herman Miller, Inc.	93,115
1,926		Honeywell International, Inc.	256,717
2,351		IDEX Corporation	265,687
4,957		IHS Markit, Ltd.	218,306
1,240		Illinois Tool Works, Inc.	177,630
1,069		J.B. Hunt Transport Services, Inc.	97,685
6,367		Knight Transportation, Inc.	235,897
1,822		Lennox International, Inc.	334,592
1,152		Lockheed Martin Corporation	319,807
2,794	*	Middleby Corporation	339,499
1,090	*	Moog, Inc.	78,175
672		Northrop Grumman Corporation	172,509
2,912		PACCAR, Inc.	192,308
1,596		Republic Services, Inc.	101,713
7,743		Sanwa Holdings Corporation (Japan)	81,509
3,501		Southwest Airlines Company	217,552
7,749		Steelcase, Inc.	108,486
11,972	*	TransUnion	518,507
822		UniFirst Corporation	115,655
3,798		Union Pacific Corporation	413,640
4,757		United Parcel Service, Inc. - Class "B"	526,077
2,089		United Technologies Corporation	255,088
2,027		Waste Management, Inc.	148,680
			8,729,212
		Information Technology-18.3%
5,382		Acacia Communications, Inc.	223,192
3,038		Accenture, PLC - Class "A"	375,740
2,794	*	Adobe Systems, Inc.	395,183
33,626	*	Advanced Micro Devices, Inc.	419,652
1,685	*	Alibaba Group Holding, Ltd. (China)	237,417
60	*	Alphabet, Inc. - Class "A"	55,781
1,170		Amdocs, Ltd.	75,418
1,679		Amphenol Corporation	123,944
1,673	*	Arista Networks, Inc.	250,599
2,518	*	Arrow Electronics, Inc.	197,462
2,659	*	Autodesk, Inc.	268,080
2,839		Automatic Data Processing, Inc.	290,884
5,477		Booz Allen Hamilton Holdings Corporation	178,222
3,572		CDW Corporation	223,357
5,878		Cisco Systems, Inc.	183,981
5,344	*	CommScope Holding Company, Inc.	203,232
1,592	*	CoStar Group, Inc.	419,651
4,732	*	Facebook, Inc. - Class "A"	714,437
1,105	*	Fiserv, Inc.	135,186
1,515	*	FleetCor Technologies, Inc.	218,478
12,261		Genpact, Ltd.	341,224
2,725		Global Payments, Inc.	246,122
3,300	*	GoDaddy, Inc. - Class "A"	139,986
2,257		Harris Corporation	246,194
30,908	*	Just Eat, PLC (United Kingdom)	263,679
1,600	*	Keysight Technologies, Inc.	62,288
2,340		MasterCard, Inc.	284,193
5,779		Microchip Technology, Inc.	446,023
8,823		Microsoft Corporation	608,169
1,505		Motorola Solutions, Inc.	130,544
6,750		Oracle Corporation	338,445
7,411		PayPal Holdings, Inc.	397,748
5,541		QUALCOMM, Inc.	305,974
6,521		ServiceNow, Inc.	691,226
5,533		Silicon Motion Technology Corporation (ADR) (Taiwan)	266,857
1,442		Skyworks Solutions, Inc.	138,360
6,249	*	Trimble, Inc.	222,902
1,380	*	Ultimate Software Group, Inc.	289,883
4,434	*	VeriSign, Inc.	412,185
4,341		Visa, Inc. - Class "A"	407,099
1,722		Western Digital Corporation	152,569
7,478		Workday, Inc. - Class "A"	725,366
9,662	*	Zillow Group, Inc. - Class "A"	473,535
5,514	*	Zillow Group, Inc. - Class "C"	269,304
			13,049,771
		Materials-4.2%
3,230		Ball Corporation	136,338
973		Bemis Company, Inc.	45,001
5,059		Celanese Corporation - Series "A"	480,301
2,378	*	Constellium NV - Class "A"	16,408
2,385		CRH, PLC (Ireland)	84,928
1,176		Ecolab, Inc.	156,114
8,201		International Paper Company	464,259
1,863		Packaging Corporation of America	207,520
22,253	*	Platform Specialty Products Corporation	282,168
783		PPG Industries, Inc.	86,099
1,921		Praxair, Inc.	254,629
4,496		Reliance Steel & Aluminum Company	327,354
443		Sherwin-Williams Company	155,475
3,672		Silgan Holdings, Inc.	116,696
3,178		Westlake Chemical Corporation	210,415
			3,023,705
		Real Estate-2.5%
1,337		American Tower Corporation	176,912
5,092		Columbia Property Trust, Inc. (REIT)	113,959
7,933		Host Hotels & Resorts, Inc.	144,936
2,159		PS Business Park, Inc. (REIT)	285,830
2,604		Public Storage	543,012
511		Simon Property Group, Inc.	82,659
16,875		STORE Capital Corporation	378,844
833		Taubman Centers, Inc.	49,605
			1,775,757
		Telecommunication Services-1.0%
10,374		AT&T, Inc.	391,411
2,000		Nippon Telegraph & Telephone Corporation (Japan)	94,421
4,496	*	Ocelot Partners, Ltd. (British Virgin Islands)	44,331
3,190		Verizon Communications, Inc.	142,465
			672,628
		Utilities-5.4%
4,807		Alliant Energy Corporation	193,097
1,714		Ameren Corporation	93,704
2,197		American Electric Power Company, Inc.	152,626
1,248		American Water Works Company, Inc.	97,282
923		Atmos Energy Corporation	76,563
2,025		CMS Energy Corporation	93,656
1,601		Consolidated Edison, Inc.	129,393
2,316		Dominion Resources, Inc.	177,475
1,069		DTE Energy Company	113,090
2,357		Duke Energy Corporation	197,022
1,661		Edison International	129,874
1,258		Entergy Corporation	96,577
1,886		Eversource Energy	114,499
5,226		Exelon Corporation	188,502
2,763		Iberdrola SA (Spain)	87,656
1,518		NextEra Energy, Inc.	212,717
2,987		NiSource, Inc.	75,750
3,636		OGE Energy Corporation	126,496
2,974		PG&E Corporation	197,384
938		Pinnacle West Capital Corporation	79,880
3,423		PPL Corporation	132,333
2,826		Public Service Enterprise Group, Inc.	121,546
1,191		SCANA Corporation	79,809
960		Sempra Energy	108,240
3,628		Southern Company	173,709
7,164		UGI Corporation	346,809
1,866		WEC Energy Group, Inc.	114,535
2,734		Xcel Energy, Inc.	125,436
			3,835,660
Total Value of Common Stocks (cost $60,824,829)			67,184,236
		WARRANTS-.0%
		Telecommunication Services
4,496	*	Ocelot Partners, Ltd. (Expires 3/8/2020) (British Virgin Islands) (cost $45)	2,248
Total Value of Investments (cost $60,824,874)		94.2%	67,186,484
Other Assets, Less Liabilities		5.8	4,166,826
Net Assets		100.0%	$71,353,310

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts

At June 30, 2017, the cost of investments for federal income tax purposes was
$61,226,279. Accumulated net unrealized appreciation on investments was
$6,161,648, consisting of $7,519,063 gross unrealized appreciation and
$1,357,415 gross unrealized depreciation.

Portfolio of Investments (unaudited)
HEDGED U.S. EQUITY OPPORTUNITIES FUND
June 30, 2017

	Expiration	Exercise
PUT OPTIONS PURCHASED-.4%	Date	Price	Contracts	Value
S&P 500 Index	9/15/17	2,025.00	27	$9,585
S&P 500 Index	12/15/17	1,975.00	27	29,160
S&P 500 Index	3/16/18	2,175.00	27	120,825
S&P 500 Index	6/15/18	2,150.00	23	136,850
Total Value of Put Options Purchased (premium paid $779,906)				$296,420

	Expiration	Exercise
PUT OPTIONS WRITTEN-(.2)%	Date	Price	Contracts	Value
S&P 500 Index	9/15/17	1,800.00	27	$(3,240)
S&P 500 Index	12/15/17	1,750.00	27	(10,584)
S&P 500 Index	3/16/18	1,950.00	27	(55,350)
S&P 500 Index	6/15/18	1,925.00	23	(69,920)
Total Value of Put Options Written (premium received $388,957)				$(139,094)

Futures contracts outstanding at June 30, 2017:

					Unrealized
Number of			Value at	Value at	Appreciation
Contracts	Type	Expiration	Trade Date	June 30, 2017	(Depreciation)
94	S&P 500 E-mini	Sep. 2017	$11,403,845	$11,428,804	$ 24,959
55	Russell 2000 Mini	Sep. 2017	3,908,300	3,927,202	18,902
(Premium received $259)					$ 43,861

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$67,184,236	$-	$-	$67,184,236
Warrants	2,248	-	-	2,248
Total Investments in Securities*	$67,186,484	$-	$-	$67,186,484

Other Assets
Put Options Purchased	$296,420	$-	$-	$296,420
Futures Contracts	43,861	-	-	43,861
	$340,281	$-	$-	$340,281

Liabilities
Put Options Written	$(139,094)	$-	$-	$(139,094)

* The Portfolio of Investments provides information on the industry categorization for common stocks and warrants.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
June 30, 2017

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.6%
			United Kingdom-16.1%
234,562			British American Tobacco, PLC	$15,990,225
57,095			DCC, PLC	5,198,026
183,060			Diageo, PLC	5,408,732
1,377,711			Domino's Pizza Group, PLC	5,273,767
2,140,676			Lloyds Banking Group, PLC	1,844,353
131,846			Reckitt Benckiser Group, PLC	13,366,970
327,782			RELX Group	6,738,785
				53,820,858
			United States-13.6%
44,385			Accenture, PLC - Class "A"	5,489,537
109,906			MasterCard, Inc. - Class "A"	13,348,084
100,138			Philip Morris International, Inc.	11,761,208
4,484		*	Priceline Group, Inc.	8,387,412
68,744			Visa, Inc. - Class "A"	6,446,812
				45,433,053
			India-8.5%
653,221			HDFC Bank, Ltd.	16,695,475
459,050			Housing Development Finance Corporation, Ltd.	11,469,237
				28,164,712
			Switzerland-7.2%
118,674			Nestle SA - Registered	10,327,819
39,512			Roche Holding AG - Genusscheine	10,062,395
217,759		*	UBS Group AG	3,687,982
				24,078,196
			France-7.0%
173,150			Bureau Veritas SA	3,831,671
32,223			Essilor International SA	4,099,918
1,657			Hermes International	818,810
16,559			L'Oreal SA	3,449,713
16,367			LVMH Moet Hennessy Louis Vuitton SE	4,080,814
27,269			Sodexo SA	3,525,654
28,546		*	Teleperformance	3,656,525
				23,463,105
			Canada-5.9%
216,748			Alimentation Couche-Tard, Inc. - Class "B"	10,389,463
112,175			Canadian National Railway Company	9,101,676
				19,491,139
			Japan-5.2%
29,310			Daito Trust Construction Company, Ltd.	4,559,044
7,577			Keyence Corporation	3,323,842
38,500			Shimano, Inc.	6,086,064
128,100			Unicharm Corporation	3,214,032
				17,182,982
			Spain-4.7%
54,282			Aena SA	10,592,411
178,153			Grifols SA - Class "A"	4,961,807
				15,554,218
			Netherlands-4.5%
271,789			Unilever NV-CVA	14,999,708
			Ireland-3.6%
637,802			Allied Irish Banks, PLC	3,605,912
78,421			Paddy Power Betfair, PLC	8,371,988
				11,977,900
			Hong Kong-3.5%
425,909			Link REIT (REIT)	3,240,366
237,525			Tencent Holdings, Ltd.	8,494,064
				11,734,430
			Germany-3.3%
106,608			SAP SE	11,135,187
			China-3.2%
75,606		*	Alibaba Group Holding, Ltd. (ADR)	10,652,885
			Belgium-2.7%
82,988			Anheuser-Busch InBev SA/NV	9,166,651
			Australia-2.4%
31,593			CSL, Ltd.	3,351,689
81,449			Ramsay Health Care, Ltd.	4,607,474
				7,959,163
			South Africa-2.1%
36,165			Naspers, Ltd. - Class "N"	7,035,347
			Taiwan-1.9%
184,008			Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,432,920
			Mexico-1.4%
47,696			Fomento Economico Mexicano SAB de CV - Class "B" (ADR)	4,690,425
			Brazil-1.3%
785,970			Ambev SA (ADR)	4,314,975
			Denmark-.5%
18,536			Coloplast A/S - Class "B"	1,548,854
Total Value of Common Stocks (cost $235,695,420)				328,836,708
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.6%
			United States
			Federal Home Loan Bank:
$500	M		1%, 7/19/2017	499,780
500	M		0.9%, 7/24/2017	499,711
1,000	M		0.98%, 8/11/2017	998,906
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,998,346)				1,998,397
Total Value of Investments (cost $237,693,766)			99.2%	330,835,105
Other Assets, Less Liabilities			.8	2,559,668
Net Assets			100.0%	$333,394,773

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts

At June 30, 2017, the cost of investments for federal income tax purposes was
$238,247,123. Accumulated net unrealized appreciation on investments was
$92,587,982, consisting of $94,700,753 gross unrealized appreciation and
$2,112,771 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$53,820,858	$-	$-	$53,820,858
United States	45,433,053	-	-	45,433,053
India	28,164,712	-	-	28,164,712
Switzerland	24,078,196	-	-	24,078,196
France	23,463,105	-	-	23,463,105
Canada	19,491,139	-	-	19,491,139
Japan	17,182,982	-	-	17,182,982
Spain	15,554,218	-	-	15,554,218
Netherlands	14,999,708	-	-	14,999,708
Ireland	11,977,900	-	-	11,977,900
Hong Kong	11,734,430	-	-	11,734,430
Germany	11,135,187	-	-	11,135,187
China	10,652,885	-	-	10,652,885
Belgium	9,166,651	-	-	9,166,651
Australia	7,959,163	-	-	7,959,163
South Africa	7,035,347	-	-	7,035,347
Taiwan	6,432,920	-	-	6,432,920
Mexico	4,690,425	-	-	4,690,425
Brazil	4,314,975	-	-	4,314,975
Denmark	1,548,854	-	-	1,548,854
Short-Term U.S. Government
Agency Obligations	-	1,998,397	-	1,998,397
Total Investments in Securities	$328,836,708	$1,998,397	$-	$330,835,105

During the period ended June 30, 2017, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LONG SHORT FUND
June 30, 2017

Shares		Security			Value
		COMMON STOCKS-85.3%
		Consumer Discretionary-8.8%
49,662		Comcast Corporation - Special Shares "A"		(a)	$1,932,845
19,215		Lowe's Companies, Inc.			1,489,739
8,485	*	Lululemon Athletica, Inc.			506,300
					3,928,884
		Consumer Staples-6.0%
16,871		Molson Coors Brewing Company		(a)	1,456,642
15,604		Walgreens Boots Alliance, Inc.		(a)	1,221,949
					2,678,591
		Energy-3.1%
12,764		Halliburton Company		(a)	545,150
18,055	*	NCS Multistage Holdings, Inc.		(a)	454,625
5,668		Schlumberger, Ltd.		(a)	373,181
					1,372,956
		Financials-16.1%
18,240		Citigroup, Inc.			1,219,891
30,170		Citizens Financial Group, Inc.			1,076,466
17,513		Comerica, Inc.		(a)	1,282,652
35,446		Intercontinental Exchange, Inc.		(a)	2,336,600
7,900		SunTrust Banks, Inc.			448,088
48,949		TCF Financial Corporation		(a)	780,247
					7,143,944
		Health Care-13.7%
3,900	*	Agios Pharmaceuticals, Inc.			200,655
3,958		Allergan, PLC		(a)	962,150
1,621	*	Biogen, Inc.			439,875
2,493	*	BioMarin Pharmaceutical, Inc.		(a)	226,414
7,580	*	Celgene Corporation		(a)	984,415
2,700	*	Eagle Pharmaceuticals, Inc.			213,003
4,607		Humana, Inc.		(a)	1,108,536
12,839		Medtronic, PLC		(a)	1,139,461
4,709		Thermo Fisher Scientific, Inc.		(a)	821,579
					6,096,088
		Industrials-14.9%
3,905		Deere & Company			482,619
9,836		Dover Corporation			789,044
6,045		Eaton Corporation, PLC		(a)	470,482
6,558		Honeywell International, Inc.		(a)	874,116
31,029		Johnson Controls International, PLC		(a)	1,345,417
6,034		Parker Hannifin Corporation		(a)	964,354
7,639		Rockwell Automation, Inc.		(a)	1,237,212
4,241		United Parcel Service, Inc. - Class "B"		(a)	469,012
					6,632,256
		Information Technology-19.5%
916	*	Alphabet, Inc. - Class "C"		(a)	832,397
15,091		Applied Materials, Inc.		(a)	623,409
27,989		Cisco Systems, Inc.		(a)	876,056
30,586		Cypress Semiconductor, Inc.		(a)	417,499
11,789		DXC Technology Company		(a)	904,452
31,239	*	eBay, Inc.		(a)	1,090,866
2,923	*	Facebook, Inc. - Class "A"		(a)	441,315
21,401		Motorola Solutions, Inc.		(a)	1,856,323
3,261	*	Palo Alto Networks, Inc.			436,354
6,745		Skyworks Solutions, Inc.		(a)	647,183
6,040		Visa, Inc. - Class "A"		(a)	566,431
					8,692,285
		Real Estate-1.0%
7,678		Prologis, Inc.			450,238
		Telecommunication Services-2.2%
26,130		AT&T, Inc.		(a)	985,885
Total Value of Common Stocks (cost $36,951,568)					37,981,127
		SECURITIES SOLD SHORT-(48.7)%
		Consumer Discretionary-(8.6)%
(3,093)		Adient, PLC			(202,220)
(6,962)		CalAtlantic Group, Inc.			(246,107)
(3,155)		Children's Place, Inc.			(322,125)
(15,114)		Hanesbrands, Inc.			(350,040)
(9,875)		Macy's, Inc.			(229,495)
(3,452)	*	Murphy USA, Inc.			(255,828)
(5,600)		NIKE, Inc. - Class "B"			(330,400)
(2,594)		Polaris Industries, Inc.			(239,245)
(2,102)		PVH Corporation			(240,679)
(4,655)	*	Tempur Sealy International, Inc.			(248,530)
(3,490)		Tractor Supply Company			(189,193)
(7,770)		Twenty-First Century Fox, Inc. - Class "A"			(220,202)
(3,940)		VF Corporation			(226,944)
(11,410)		Williams-Sonoma, Inc.			(553,385)
					(3,854,393)
		Consumer Staples-(3.1)%
(1,875)		Casey's General Stores, Inc.			(200,831)
(15,921)		Snyders-Lance, Inc.			(551,185)
(8,265)		Wal-Mart Stores, Inc.			(625,495)
					(1,377,511)
		Energy-(1.3)%
(5,945)		ONEOK, Inc.			(310,091)
(5,571)		Targa Resources Corporation			(251,809)
					(561,900)
		Financials-(11.8)%
(6,689)		Aflac, Inc.			(519,602)
(12,611)		Federated Investors, Inc. - Class "B"			(356,261)
(9,415)		Franklin Resources, Inc.			(421,698)
(6,342)		Glacier Bancorp, Inc.			(232,181)
(45,120)	*	LendingClub Corporation			(248,611)
(64,287)		New York Community Bancorp, Inc.			(844,088)
(49,412)		People's United Financial, Inc.			(872,616)
(6,306)		T. Rowe Price Group, Inc.			(467,968)
(31,231)		Umpqua Holdings Corporation			(573,401)
(10,515)		Voya Financial, Inc.			(387,898)
(17,406)		Waddell & Reed Financial, Inc. - Class "A"			(328,625)
					(5,252,949)
		Health Care-(5.5)%
(10,847)		Fresenius Medical Care AG			(524,235)
(5,405)	*	Glaukos Corporation			(224,145)
(4,083)		Merck & Company, Inc.			(261,679)
(8,724)	*	Mylan NV (ADR)			(338,666)
(11,818)		Owens & Minor			(380,421)
(5,417)		Sanofi (ADR)			(259,528)
(13,701)		Teva Pharmaceutical Industries, Ltd. (ADR)			(455,147)
					(2,443,821)
		Industrials-(4.0)%
(2,182)		Carlisle Companies, Inc.			(208,163)
(4,128)		Expeditors International of Washington, Inc.			(233,149)
(4,614)		Fluor Corporation			(211,229)
(972)		Lockheed Martin Corporation			(269,837)
(34,470)	*	Manitowoc Company, Inc.			(207,165)
(2,629)		Old Dominion Freight Line, Inc.			(250,386)
(5,335)	*	Stericycle, Inc.			(407,167)
					(1,787,096)
		Information Technology-(12.7)%
(1,554)		Alliance Data Systems Corporation			(398,896)
(4,054)	*	Ambarella, Inc.			(196,822)
(6,886)		Amdocs, Ltd.			(443,872)
(86,565)		AU Optronics Corporation (ADR)			(394,736)
(3,905)	*	Blackline, Inc.			(139,565)
(2,440)		Cognex Corporation			(207,156)
(10,226)		Genpact, Ltd.			(284,590)
(22,978)	*	Infinera Corporation			(245,175)
(12,216)		Intel Corporation			(412,168)
(2,905)		International Business Machines Corporation			(446,876)
(24,965)		LG Display Company, Ltd. (ADR)			(401,188)
(5,105)	*	Mulesoft, Inc. - Class "A"			(127,319)
(22,600)	*	ON Semiconductor Corporation			(317,304)
(3,906)		Paychex, Inc.			(222,408)
(5,931)	*	Qualys, Inc.			(241,985)
(9,835)		Symantec Corporation			(277,839)
(25,715)	*	Teradata Corporation			(758,335)
(5,105)	*	Zendesk, Inc.			(141,817)
					(5,658,051)
		Materials-(1.7)%
(4,281)		International Paper Company			(242,347)
(12,160)		Mosaic Company			(277,613)
(4,277)		WestRock Company			(242,335)
					(762,295)
Total Value of Securities Sold Short (proceeds $21,463,669)					(21,698,016)
Total Value of Investments (cost and short proceeds $15,487,899)			36.6%		16,283,111
Other Assets, Less Liabilities			63.4		28,256,865
Net Assets			100.0%		$44,539,976

*	Non-income producing

(a)	A portion or all of the security has been pledged to cover collateral requirements on securities sold short.

Summary of Abbreviations:
	ADR	American Depositary Receipts

At June 30, 2017, the cost of investments for federal income tax purposes was $15,487,899. Accumulated net unrealized appreciation on investments was $795,212, consisting of $2,163,527 gross unrealized appreciation and $1,368,315 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$37,981,127	$-	$-	$37,981,127

Liabilities
Securities Sold Short*	$(21,698,016)	$-	$-	$(21,698,016)

* The Portfolio of Investments provides information on the industry categorization for common stocks and securities sold short.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
June 30, 2017

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-96.1%
			Consumer Discretionary-22.1%
330,000			Acushnet Holdings Corporation	$6,547,200
219,500			American Eagle Outfitters, Inc.	2,644,975
170,000			ARAMARK Holdings Corporation	6,966,600
175,000		*	Belmond, Ltd.	2,327,500
202,600			Big Lots, Inc.	9,785,580
181,500			BorgWarner, Inc.	7,688,340
140,000			Coach, Inc.	6,627,600
70,000			Delphi Automotive, PLC	6,135,500
403,200			DSW, Inc. - Class "A"	7,136,640
60,000			Foot Locker, Inc.	2,956,800
230,200		*	Fox Factory Holding Corporation	8,195,120
120,000		*	Helen of Troy, Ltd.	11,292,000
135,400			HSN, Inc.	4,319,260
145,000			L Brands, Inc.	7,814,050
50,000			Lear Corporation	7,104,000
160,000		*	LKQ Corporation	5,272,000
165,000			Magna International, Inc.	7,644,450
360,000		*	Michaels Companies, Inc.	6,667,200
423,770			Newell Brands, Inc.	22,722,547
95,000			Nordstrom, Inc.	4,543,850
123,600			Oxford Industries, Inc.	7,723,764
129,000			Penske Automotive Group, Inc.	5,664,390
25,000			Ralph Lauren Corporation	1,845,000
211,800			Ruth's Hospitality Group, Inc.	4,606,650
165,000		*	Select Comfort Corporation	5,855,850
308,000		*	ServiceMaster Holdings, Inc.	12,070,520
90,300		*	Taylor Morrison Home Corporation - Class "A"	2,168,103
420,000		*	TRI Pointe Group, Inc.	5,539,800
209,000			Tupperware Brands Corporation	14,678,070
45,500			Whirlpool Corporation	8,718,710
475,000		*	William Lyon Homes - Class "A"	11,466,500
78,000			Wolverine World Wide, Inc.	2,184,780
70,000			Wyndham Worldwide Corporation	7,028,700
				233,942,049
			Consumer Staples-6.1%
270,000			B&G Foods, Inc.	9,612,000
75,000		*	Herbalife, Ltd.	5,349,750
513,725			Koninklijke Ahold Delhaize NV (ADR)	9,832,697
20,800			McCormick & Company, Inc.	2,028,208
110,000			Nu Skin Enterprises, Inc. - Class "A"	6,912,400
289,000		*	Performance Food Group Company	7,918,600
175,000			Pinnacle Foods, Inc.	10,395,000
101,661			Tootsie Roll Industries, Inc.	3,542,886
315,000		*	U.S. Foods Holding Corporation	8,574,300
				64,165,841
			Energy-2.3%
30,100		*	Dril-Quip, Inc.	1,468,880
80,000			EOG Resources, Inc.	7,241,600
90,000			EQT Corporation	5,273,100
85,000			Hess Corporation	3,728,950
80,000			National Oilwell Varco, Inc.	2,635,200
180,000			PBF Energy, Inc. - Class "A"	4,006,800
				24,354,530
			Financials-14.6%
75,600			Ameriprise Financial, Inc.	9,623,124
220,000			Berkshire Hills Bancorp, Inc.	7,733,000
500,000			Citizens Financial Group, Inc.	17,840,000
230,000			Discover Financial Services	14,303,700
400,000			Financial Select Sector SPDR Fund (ETF)	9,868,000
150,500			First Republic Bank	15,065,050
91,250			Great Western Bancorp, Inc.	3,723,912
129,200			IBERIABANK Corporation	10,529,800
90,000			iShares Core S&P Mid-Cap ETF (ETF)	15,655,500
110,000			iShares Russell 2000 ETF (ETF)	15,501,200
120,000			Nasdaq, Inc.	8,578,800
225,000			SPDR S&P Regional Banking (ETF)	12,363,750
440,000			Sterling Bancorp	10,230,000
225,000			Waddell & Reed Financial, Inc. - Class "A"	4,248,000
				155,263,836
			Health Care-12.5%
35,000			Allergan, PLC	8,508,150
135,000		*	AMN Healthcare Services, Inc.	5,271,750
225,000		*	Centene Corporation	17,973,000
100,000		*	Charles River Laboratories	10,115,000
75,000			Dentsply Sirona, Inc.	4,863,000
140,000			Gilead Sciences, Inc.	9,909,200
151,200			Hill-Rom Holdings, Inc.	12,037,032
350,500			Phibro Animal Health Corporation - Class "A"	12,986,025
230,000		*	Prestige Brands, Inc.	12,146,300
75,000			Quest Diagnostics, Inc.	8,337,000
105,000			Thermo Fisher Scientific, Inc.	18,319,350
50,000		*	VCA, Inc.	4,615,500
240,000		*	VWR Corporation	7,922,400
				133,003,707
			Industrials-12.0%
260,000			A.O. Smith Corporation	14,645,800
103,600			Apogee Enterprises, Inc.	5,888,624
240,000		*	Atkore International Group, Inc.	5,412,000
47,500		*	Dycom Industries, Inc.	4,252,200
160,300			Esco Technologies, Inc.	9,561,895
77,000		*	Gardner Denver Holdings, Inc.	1,663,970
65,000			Ingersoll-Rand, PLC	5,940,350
82,500			J.B. Hunt Transport Services, Inc.	7,538,850
247,200			Korn/Ferry International	8,535,816
95,000			ManpowerGroup, Inc.	10,606,750
330,000			Masco Corporation	12,609,300
40,000			Owens Corning	2,676,800
29,000			Roper Technologies, Inc.	6,714,370
285,000			Schneider National, Inc.	6,375,450
45,000			Snap-On, Inc.	7,110,000
50,000			Stanley Black & Decker, Inc.	7,036,500
325,000			Triton International, Ltd.	10,868,000
				127,436,675
			Information Technology-13.4%
219,700		*	ARRIS International, PLC	6,155,994
50,000			Broadcom, Ltd.	11,652,500
90,000		*	Fiserv, Inc.	11,010,600
45,000		*	FleetCor Technologies, Inc.	6,489,450
50,000			Juniper Networks, Inc.	1,394,000
70,000			Lam Research Corporation	9,900,100
15,000			Methode Electronics, Inc.	618,000
110,000		*	Microsemi Corporation	5,148,000
104,200		*	NETGEAR, Inc.	4,491,020
270,000			Sabre Corporation	5,877,900
149,000			Silicon Motion Technology Corporation (ADR)	7,186,270
445,500			Symantec Corporation	12,585,375
36,900			TE Connectivity, Ltd.	2,903,292
70,000		*	Tech Data Corporation	7,070,000
275,000			Technology Select Sector SPDR Fund (ETF)	15,048,000
628,000			Travelport Worldwide, Ltd.	8,641,280
185,000			Western Digital Corporation	16,391,000
100,000		*	Zebra Technologies Corporation	10,052,000
				142,614,781
			Materials-7.0%
200,000		*	Berry Global Group, Inc.	11,402,000
36,400			Eastman Chemical Company	3,057,236
185,600		*	Ferro Corporation	3,394,624
150,000			FMC Corporation	10,957,500
308,100		*	Louisiana-Pacific Corporation	7,428,291
40,000			Praxair, Inc.	5,302,000
192,500			Sealed Air Corporation	8,616,300
470,580		*	Summit Materials, Inc.	13,585,645
149,000			Trinseo SA	10,236,300
				73,979,896
			Real Estate-3.7%
540,000			Brixmor Property Group, Inc. (REIT)	9,655,200
150,000			Douglas Emmett, Inc. (REIT)	5,731,500
55,000			Federal Realty Investment Trust (REIT)	6,951,450
850,000			FelCor Lodging Trust, Inc. (REIT)	6,128,500
55,658			Real Estate Select Sector SPDR Fund (ETF)	1,792,188
47,044			Sunstone Hotel Investors, Inc. (REIT)	758,349
330,000			Tanger Factory Outlet Centers, Inc. (REIT)	8,573,400
				39,590,587
			Utilities-2.4%
4,100			Black Hills Corporation	276,627
69,000			NiSource, Inc.	1,749,840
144,800			Portland General Electric Company	6,615,912
64,000			SCANA Corporation	4,288,640
200,000			WEC Energy Group, Inc.	12,276,000
				25,207,019
Total Value of Common Stocks (cost $698,926,776)				1,019,558,921
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.4%
			Federal Home Loan Bank:
$11,000	M		0.9%, 7/19/2017	10,995,160
4,500	M		0.9%, 7/24/2017	4,497,399
3,000	M		0.935%, 7/17/2017	2,998,845
11,000	M		0.94%, 7/21/2017	10,994,555
3,500	M		0.98%, 8/11/2017	3,496,171
3,000	M		0.99%, 8/2/2017	2,997,474
Total Value of Short-Term U.S. Government Agency Obligations (cost $35,978,911)				35,979,604
Total Value of Investments (cost $734,905,687)			99.5%	1,055,538,525
Other Assets, Less Liabilities			.5	5,367,557
Net Assets			100.0%	$1,060,906,082

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At June 30, 2017, the cost of investments for federal income tax purposes was $735,063,650. Accumulated net unrealized appreciation on investments was $320,474,875, consisting of $343,595,909 gross unrealized appreciation and $23,121,034 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,019,558,921	$-	$-	$1,019,558,921
Short-Term U.S Government
Agency Obligations	-	35,979,604	-	35,979,604
Total Investments in Securities*	$1,019,558,921	$35,979,604	$-	$1,055,538,525

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
REAL ESTATE FUND
June 30, 2017

Shares		Security		Value
		COMMON STOCKS-96.4%
		Apartments REITs-12.1%
18,517		Apartment Investment & Management Company - Class "A"		$795,676
21,917		AvalonBay Communities, Inc.		4,211,790
8,927		Camden Property Trust		763,348
62,581		Equity Residential		4,119,707
5,741		Essex Property Trust, Inc.		1,476,987
18,696		Mid-America Apartment Communities		1,970,184
8,351		UDR, Inc.		325,438
				13,663,130
		Diversified REITs-6.9%
7,564		CoreCivic, Inc.		208,615
3,048		CorEnergy Infrastructure Trust, Inc.		102,382
1,457		Digital Realty Trust, Inc.		164,568
30,516		Duke Realty Corporation		852,922
2,487		DuPont Fabros Technology, Inc.		152,105
35,370		Forest City Realty Trust, Inc.		854,893
2,737		Liberty Property Trust		111,423
78,411		Uniti Group, Inc.		1,971,253
33,458		Vornado Realty Trust		3,141,706
19,240		Whitestone REIT		235,690
				7,795,557
		Health Care REITs-12.1%
80,306		Care Capital Properties, Inc.		2,144,170
78,341		HCP, Inc.		2,503,778
1,630		Healthcare Realty Trust, Inc.		55,665
3,260		Healthcare Trust of America, Inc.		101,419
3,528		LTC Properties, Inc.		181,304
10,230		Omega Heathcare Investors, Inc.		337,795
19,176	*	Quality Care Properties		351,113
43,379		Senior Housing Properties Trust		886,667
50,604		Ventas, Inc.		3,515,966
48,051		Welltower, Inc.		3,596,617
				13,674,494
		Hotels REITs-2.3%
16,612		Hospitality Properties Trust		484,240
81,104		Host Hotels & Resorts, Inc.		1,481,770
17,324		LaSalle Hotel Properties		516,255
7,948		Sunstone Hotel Investors, Inc.		128,122
				2,610,387
		Manufactured Homes REITs-2.4%
20,759		Equity LifeStyle Properties, Inc.		1,792,332
10,371		Sun Communities, Inc.		909,433
				2,701,765
		Mortgage REITs-.1%
5,269		AGNC Investment Corporation		112,177
		Office Property REITs-8.7%
9,051		Alexandria Real Estate Equities, Inc.		1,090,374
28,694		Boston Properties, Inc.		3,529,936
5,700		Brandywine Realty Trust		99,921
14,800		City Office REIT, Inc.		187,960
17,825		Corporate Office Properties Trust		624,410
5,120		Douglas Emmett, Inc.		195,635
7,040		Empire State Realty Trust, Inc. - Class "A"		146,221
20,515	*	Equity Commonwealth		648,274
424		Franklin Street Properties Corporation		4,698
10,665		Mack-Cali Realty Corporation		289,448
43,470		New York REIT, Inc.		375,581
60,467		Paramount Group, Inc.		967,472
12,680		Piedmont Office Realty Trust, Inc. - Class "A"		267,294
5,912		SL Green Realty Corporation		625,490
44,965		Tier REIT, Inc.		830,953
				9,883,667
		Real Estate Services-3.1%
130,831	*	Marcus & Millichap, Inc.		3,448,705
		Regional Malls REITs-25.9%
167,794		CBL & Associates Properties, Inc.		1,414,503
236,490		GGP, Inc.		5,571,704
62,842		Macerich Company		3,648,607
39,720		Pennsylvania Real Estate Investment Trust		449,630
66,335		Simon Property Group, Inc.		10,730,350
155,653		Tanger Factory Outlet Centers, Inc.		4,043,865
50,885		Taubman Centers, Inc.		3,030,202
56,320		Washington Prime Group, Inc.		471,398
				29,360,259
		Shopping Centers REITs-3.7%
1,282		Acadia Realty Trust		35,640
25,400		Brixmor Property Group, Inc.		454,152
5,800		Cedar Realty Trust, Inc.		28,130
68,076		DDR Corporation		617,449
9,913		Federal Realty Investment Trust		1,252,904
16,971		Kimco Realty Corporation		311,418
7,090		Kite Realty Group Trust		134,214
2,580		Ramco-Gershenson Properties Trust		33,282
5,202		Regency Centers Corporation		325,853
57,523		Retail Properties of America, Inc. - Class "A"		702,356
10,995		Weingarten Realty Investors		330,950
				4,226,348
		Single Tenant REITs-3.0%
99,962		Select Income REIT		2,402,087
90,266		Spirit Realty Capital, Inc.		668,871
13,922		STORE Capital Corporation		312,549
8,000		VEREIT, Inc.		65,120
				3,448,627
		Storage REITs-14.7%
42,646		CubeSmart		1,025,210
50,061		Extra Space Storage, Inc.		3,904,758
1,459		Iron Mountain, Inc.		50,131
54,032		Life Storage, Inc.		4,003,771
36,842		Public Storage		7,682,662
				16,666,532
		Student Housing REITs-.3%
7,292		American Campus Communities, Inc.		344,912
		Warehouse/Industrial REITs-1.1%
1,260		DCT Industrial Trust, Inc.		67,334
684		EastGroup Properties, Inc.		57,319
3,320		First Industrial Realty Trust, Inc.		95,018
17,840		Prologis, Inc.		1,046,138
				1,265,809
Total Value of Common Stocks (cost $109,764,924)			96.4%	109,202,369
Other Assets, Less Liabilities			3.6	4,130,777
Net Assets		100.0%		$113,333,146

*	Non-income producing

Summary of Abbreviations:
	REITs	Real Estate Investment Trusts

At June 30, 2017, the cost of investments for federal income tax purposes was $109,922,989. Accumulated net unrealized depreciation on investments was $720,619, consisting of $6,287,604 gross unrealized appreciation and $7,008,223 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$109,202,369	$-	$-	$109,202,369

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
June 30, 2017

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.4%
			Consumer Discretionary-15.5%
113,000			Home Depot, Inc.	$ 17,334,200
77,800			Lear Corporation	11,053,824
89,800			McDonald's Corporation	13,753,768
211,900			Nordstrom, Inc.	10,135,177
104,500			PVH Corporation	11,965,250
122,500			Wyndham Worldwide Corporation	12,300,225
				76,542,444
			Consumer Staples-5.0%
264,000			Sysco Corporation	13,287,120
147,600			Wal-Mart Stores, Inc.	11,170,368
				24,457,488
			Energy-1.7%
44,200			Chevron Corporation	4,611,386
47,800			ExxonMobil Corporation	3,858,894
				8,470,280
			Financials-12.6%
243,900			Bank of New York Mellon Corporation	12,443,778
128,800			Discover Financial Services	8,010,072
137,400			JPMorgan Chase & Company	12,558,360
187,800			SunTrust Banks, Inc.	10,652,016
55,400			Travelers Companies, Inc.	7,009,762
215,800			U.S. Bancorp	11,204,336
				61,878,324
			Health Care-19.2%
229,300			Baxter International, Inc.	13,881,822
112,800		*	Celgene Corporation	14,649,336
186,400		*	Centene Corporation	14,889,632
330,300		*	Hologic, Inc.	14,989,014
173,300			Merck & Company, Inc.	11,106,797
115,900		*	Varian Medical Systems, Inc.	11,959,721
70,400		*	Waters Corporation	12,942,336
				94,418,658
			Industrials-12.9%
149,200			Eaton Corporation, PLC	11,612,236
191,600			Emerson Electric Company	11,423,192
78,500			General Dynamics Corporation	15,550,850
55,000			Huntington Ingalls Industries, Inc.	10,238,800
93,200			Parker Hannifin Corporation	14,895,224
				63,720,302
			Information Technology-29.0%
148,000		*	Adobe Systems, Inc.	20,933,120
13,600		*	Alphabet, Inc. - Class "A"	12,643,648
124,900		*	Arista Networks, Inc.	18,708,771
568,600		*	Cadence Design Systems, Inc.	19,042,414
152,300		*	Citrix Systems, Inc.	12,120,034
120,000		*	Facebook, Inc. - Class "A"	18,117,600
65,200		*	FleetCor Technologies, Inc.	9,402,492
312,800			NetApp, Inc.	12,527,640
268,600			Take-Two Interactive Software	19,709,868
				143,205,587
			Materials-2.5%
131,300			Celanese Corporation - Series "A"	12,465,622
Total Value of Common Stocks (cost $391,988,912)				485,158,705
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.1%
			Federal Home Loan Bank:
$6,000	M		0.9%, 7/19/2017	5,997,360
500	M		0.98%, 8/11/2017	499,453
2,500	M		1%, 7/19/2017	2,498,900
1,500	M		1.01%, 8/4/2017	1,498,653
Total Value of Short-Term U.S. Government Agency Obligations (cost $10,494,058)				10,494,366
Total Value of Investments (cost $402,482,970)			100.5%	495,653,071
Excess of Liabilities Over Other Assets			(.5)	(2,623,599)
Net Assets			100.0%	$ 493,029,472

*	Non-income producing

At June 30, 2017, the cost of investments for federal income tax purposes was
$402,484,527. Accumulated net unrealized appreciation on investments was
$93,168,544, consisting of $97,879,262 gross unrealized appreciation and
$4,710,718 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$485,158,705	$-	$-	$485,158,705
Short-Term U.S Government
Agency Obligations	-	10,494,366	-	10,494,366
Total Investments in Securities*	$485,158,705	$10,494,366	$-	$495,653,071

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
June 30, 2017

Shares or
Principal
Amount		Security	Value
		COMMON STOCKS-97.1%
		Consumer Discretionary-17.0%
295,000	*	1-800-FLOWERS.COM, Inc. - Class "A"	$ 2,876,250
157,000		Acushnet Holdings Corporation	3,114,880
161,000		American Eagle Outfitters, Inc.	1,940,050
210,000	*	Belmond, Ltd. - Class "A"	2,793,000
313,500	*	Century Communities, Inc.	7,774,800
167,000		DSW, Inc. - Class "A"	2,955,900
298,000		Entravision Communications Corporation - Class "A"	1,966,800
381,000	*	Fox Factory Holding Corporation	13,563,600
34,400	*	Helen of Troy, Ltd.	3,237,040
198,500	*	Live Nation Entertainment, Inc.	6,917,725
89,500	*	LKQ Corporation	2,949,025
87,500	*	Malibu Boats, Inc.	2,263,625
111,500	*	Michaels Companies, Inc.	2,064,980
106,000	*	Motorcar Parts of America, Inc.	2,993,440
149,600		Newell Brands, Inc.	8,021,552
78,000		Oxford Industries, Inc.	4,874,220
80,900		Penske Automotive Group, Inc.	3,552,319
227,500		Regal Entertainment Group - Class "A"	4,654,650
133,500		Ruth's Hospitality Group, Inc.	2,903,625
197,000	*	ServiceMaster Global Holdings, Inc.	7,720,430
49,600	*	Taylor Morrison Home Corporation - Class "A"	1,190,896
363,000	*	TRI Pointe Group, Inc.	4,787,970
68,000		Tupperware Brands Corporation	4,775,640
52,300	*	Visteon Corporation	5,337,738
204,000	*	William Lyon Homes - Class "A"	4,924,560
			110,154,715
		Consumer Staples-3.7%
159,500		B&G Foods, Inc.	5,678,200
145,000	*	Performance Food Group Company	3,973,000
107,600		Pinnacle Foods, Inc.	6,391,440
100,500		Tootsie Roll Industries, Inc.	3,502,425
174,500	*	U.S. Foods Holding Corporation	4,749,890
			24,294,955
		Energy-2.0%
45,500		Delek U.S. Holdings, Inc.	1,203,020
53,900	*	Dril-Quip, Inc.	2,630,320
248,000	*	Jagged Peak Energy, Inc.	3,310,800
99,500		PBF Energy, Inc. - Class "A"	2,214,870
38,500	*	Tesoro Corporation	3,603,600
			12,962,610
		Financials-20.1%
156,000		AllianceBernstein Holding, LP (MLP)	3,689,400
150,000		American Financial Group, Inc.	14,905,500
106,000		Aspen Insurance Holdings, Ltd.	5,284,100
189,000	*	Atlas Financial Holdings, Inc.	2,816,100
224,500		Berkshire Hills Bancorp, Inc.	7,891,175
154,500		Brown & Brown, Inc.	6,654,315
77,000	*	Capstar Financial Holdings, Inc.	1,365,980
163,500		Citizens Financial Group, Inc.	5,833,680
106,000	*	FCB Financial Holdings, Inc. - Class "A"	5,061,500
305,500		Financial Select Sector SPDR Fund (ETF)	7,536,685
121,500		Great Western Bancorp, Inc.	4,958,415
191,500	*	Green Bancorp, Inc.	3,715,100
127,000		Guaranty Bancorp	3,454,400
55,900		IBERIABANK Corporation	4,555,850
22,000		iShares Russell 2000 ETF (ETF)	3,100,240
208,000		OceanFirst Financial Corporation	5,640,960
98,000		Prosperity Bancshares, Inc.	6,295,520
60,500		QCR Holdings, Inc.	2,867,700
169,500	*	Seacoast Banking Corporation	4,084,950
89,400		Simmons First National Corporation - Class "A"	4,729,260
141,000		SPDR S&P Regional Banking (ETF)	7,747,950
493,500		Sterling Bancorp	11,473,875
374,000		TCF Financial Corporation	5,961,560
54,000		Waddell & Reed Financial, Inc. - Class "A"	1,019,520
			130,643,735
		Health Care-11.4%
67,500	*	ANI Pharmaceuticals, Inc.	3,159,000
66,000	*	Cambrex Corporation	3,943,500
162,300	*	Centene Corporation	12,964,524
42,500	*	Charles River Laboratories International, Inc.	4,298,875
160,500	*	DepoMed, Inc.	1,723,770
113,000		Hill-Rom Holdings, Inc.	8,995,930
36,000	*	ICON, PLC	3,520,440
176,000	*	Integra LifeSciences Holdings Corporation	9,593,760
128,000		PerkinElmer, Inc.	8,721,920
191,500		Phibro Animal Health Corporation - Class "A"	7,095,075
45,500	*	VCA, Inc.	4,200,105
165,500	*	VWR Corporation	5,463,155
			73,680,054
		Industrials-13.6%
192,400		A.O. Smith Corporation	10,837,892
63,500		Apogee Enterprises, Inc.	3,609,340
161,500	*	Atkore International Group, Inc.	3,641,825
72,900		Comfort Systems USA, Inc.	2,704,590
143,000		ESCO Technologies, Inc.	8,529,950
90,900	*	Gardner Denver Holdings, Inc.	1,964,349
80,000		ITT, Inc.	3,214,400
85,500		Masco Corporation	3,266,955
379,500	*	NCI Building Systems, Inc.	6,337,650
122,000		Orbital ATK, Inc.	11,999,920
27,500		Owens Corning	1,840,300
61,900	*	Patrick Industries, Inc.	4,509,415
41,200		Regal Beloit Corporation	3,359,860
165,500		Schneider National, Inc. - Class "B"	3,702,235
33,100		Snap-On, Inc.	5,229,800
133,500	*	SPX Corporation	3,358,860
47,000		Standex International Corporation	4,262,900
180,500		Triton International, Ltd.	6,035,920
			88,406,161
		Information Technology-12.2%
179,100	*	ARRIS International, PLC	5,018,382
211,000	*	Autobytel, Inc.	2,660,710
120,000	*	Axcelis Technologies, Inc.	2,514,000
180,500	*	CommScope Holding Company, Inc.	6,864,415
309,000	*	Extreme Networks, Inc.	2,848,980
39,500		Hackett Group, Inc.	612,250
66,000	*	IAC/InterActiveCorp	6,813,840
43,900		Lam Research Corporation	6,208,777
149,000	*	Microsemi Corporation	6,973,200
92,500		MKS Instruments, Inc.	6,225,250
174,000	*	Orbotech, Ltd.	5,675,880
165,500	*	Perficient, Inc.	3,084,920
126,200		Silicon Motion Technology Corporation (ADR)	6,086,626
304,500		Travelport Worldwide, Ltd.	4,189,920
78,500		Western Digital Corporation	6,955,100
61,900	*	Zebra Technologies Corporation - Class "A"	6,222,188
			78,954,438
		Materials-9.2%
118,400		AptarGroup, Inc.	10,284,224
99,500	*	Berry Plastics Group, Inc.	5,672,495
421,000	*	Ferro Corporation	7,700,090
186,500	*	Louisiana-Pacific Corporation	4,496,515
68,000		Sealed Air Corporation	3,043,680
61,000		Sensient Technologies Corporation	4,912,330
264,500	*	Summit Materials, Inc. - Class "A"	7,636,115
169,200		Trinseo SA	11,624,040
81,300		WestRock Company	4,606,458
			59,975,947
		Real Estate-5.1%
246,000		Brixmor Property Group, Inc. (REIT)	4,398,480
203,500		Douglas Emmett, Inc. (REIT)	7,775,735
52,500		Federal Realty Investment Trust (REIT)	6,635,475
488,000		FelCor Lodging Trust, Inc. (REIT)	3,518,480
197,000		Sunstone Hotel Investors, Inc. (REIT)	3,175,640
191,500		Tanger Factory Outlet Centers, Inc. (REIT)	4,975,170
143,500		Urstadt Biddle Properties, Inc. - Class "A" (REIT)	2,841,300
			33,320,280
		Utilities-2.8%
48,100		Pinnacle West Capital Corporation	4,096,196
117,500		Portland General Electric Company	5,368,575
49,500		SCANA Corporation	3,316,995
84,000		WEC Energy Group, Inc.	5,155,920
			17,937,686
Total Value of Common Stocks (cost $474,893,535)			630,330,581
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.3%
		Federal Home Loan Bank:
$2,000 M		0.92%, 7/13/2017	1,999,450
3,000 M		0.935%, 7/17/2017	2,998,845
3,000 M		1%, 7/19/2017	2,998,680
2,000 M		0.9%, 7/24/2017	1,998,844
5,000 M		0.99%, 8/2/2017	4,995,790
Total Value of Short-Term U.S. Government Agency Obligations (cost $14,991,085)			14,991,609
Total Value of Investments (cost $489,884,620)		99.4%	645,322,190
Other Assets, Less Liabilities		.6	3,699,944
Net Assets		100.0%	$ 649,022,134

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
MLP Master Limited Partnership
REIT Real Estate Investment Trust

At June 30, 2017, the cost of investments for federal income tax purposes was $490,443,733. Accumulated net unrealized appreciation on investments was $154,878,457, consisting of $170,011,576 gross unrealized appreciation and $15,133,119 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$630,330,581	$-	$-	$630,330,581
Short-Term U.S Government
Agency Obligations	-	14,991,609	-	14,991,609
Total Investments in Securities*	$630,330,581	$14,991,609	$-	$645,322,190

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
June 30, 2017

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-59.7%
			Consumer Discretionary-9.9%
117,200			Acushnet Holdings Corporation		$ 2,325,248
12,197			Adient, PLC		797,440
86,100			American Eagle Outfitters, Inc.		1,037,505
59,700			ARAMARK Holdings Corporation		2,446,506
88,400			Big Lots, Inc.		4,269,720
84,130			BorgWarner, Inc.		3,563,747
119,875			CBS Corporation - Class "B"		7,645,627
44,800			Coach, Inc.		2,120,832
31,300			Delphi Automotive, PLC		2,743,445
141,000			DSW, Inc. - Class "A"		2,495,700
21,960			Foot Locker, Inc.		1,082,189
201,950			Ford Motor Company		2,259,820
53,830			Home Depot, Inc.		8,257,522
39,500			HSN, Inc.		1,260,050
77,045			L Brands, Inc.		4,151,955
19,400			Lear Corporation		2,756,352
69,700			Magna International, Inc.		3,229,201
90,900		*	Michaels Companies, Inc.		1,683,468
205,622			Newell Brands, Inc.		11,025,452
48,400			Oxford Industries, Inc.		3,024,516
38,600			Penske Automotive Group, Inc.		1,694,926
55,000		*	Select Comfort Corporation		1,951,950
89,710			Tupperware Brands Corporation		6,300,333
48,800			Walt Disney Company		5,185,000
19,675			Whirlpool Corporation		3,770,124
31,290			Wyndham Worldwide Corporation		3,141,829
					90,220,457
			Consumer Staples-6.1%
146,350			Altria Group, Inc.		10,898,684
103,600			B&G Foods, Inc.		3,688,160
105,890			Coca-Cola Company		4,749,166
87,960			CVS Health Corporation		7,077,262
189,930			Koninklijke Ahold Delhaize NV (ADR)		3,635,260
46,100			Nu Skin Enterprises, Inc. - Class "A"		2,896,924
49,360			PepsiCo, Inc.		5,700,586
90,310			Philip Morris International, Inc.		10,606,910
31,400			Procter & Gamble Company		2,736,510
46,870			Wal-Mart Stores, Inc.		3,547,122
					55,536,584
			Energy-3.2%
37,375			Anadarko Petroleum Corporation		1,694,582
9,400			Chevron Corporation		980,702
61,800			ConocoPhillips		2,716,728
51,575			Devon Energy Corporation		1,648,853
59,902			ExxonMobil Corporation		4,835,888
26,500			Hess Corporation		1,162,555
80,101			Marathon Oil Corporation		949,197
115,650			Marathon Petroleum Corporation		6,051,964
26,150			Occidental Petroleum Corporation		1,565,600
31,000			PBF Energy, Inc. - Class "A"		690,060
34,450			Phillips 66		2,848,671
14,700			Schlumberger, Ltd.		967,848
114,260			Suncor Energy, Inc.		3,336,392
					29,449,040
			Financials-9.2%
76,670			American Express Company		6,458,681
50,800			American International Group, Inc.		3,176,016
48,325			Ameriprise Financial, Inc.		6,151,289
39,100			Chubb, Ltd.		5,684,358
157,300			Citizens Financial Group, Inc.		5,612,464
97,610			Discover Financial Services		6,070,366
167,600			Financial Select Sector SPDR Fund (ETF)		4,134,692
40,800			Hamilton Lane, Inc. - Class "A"		897,192
50,200			IBERIABANK Corporation		4,091,300
16,800			iShares Russell 2000 ETF (ETF)		2,367,456
129,880			JPMorgan Chase & Company		11,871,032
70,400			MetLife, Inc.		3,867,776
15,730			Morgan Stanley		700,929
44,625			PNC Financial Services Group, Inc.		5,572,324
75,900			SPDR S&P Regional Banking (ETF)		4,170,705
142,200			Sterling Bancorp		3,306,150
107,345			U.S. Bancorp		5,573,352
86,120			Wells Fargo & Company		4,771,909
					84,477,991
			Health Care-9.5%
127,360			Abbott Laboratories		6,190,970
99,500			AbbVie, Inc.		7,214,745
6,376			Allergan, PLC		1,549,942
72,500		*	AMN Healthcare Services, Inc.		2,831,125
49,569			Baxter International, Inc.		3,000,907
30,700		*	Centene Corporation		2,452,316
96,680			Gilead Sciences, Inc.		6,843,010
27,300			Hill-Rom Holdings, Inc.		2,173,353
81,400			Johnson & Johnson		10,768,406
2,791		*	Mallinckrodt, PLC		125,065
39,000			Medtronic, PLC		3,461,250
99,745			Merck & Company, Inc.		6,392,657
37,225		*	Mylan NV (ADR)		1,445,075
266,729			Pfizer, Inc.		8,959,427
93,475			Phibro Animal Health Corporation - Class "A"		3,463,249
19,515			Shire, PLC (ADR)		3,225,244
60,295			Thermo Fisher Scientific, Inc.		10,519,669
29,900		*	VWR Corporation		986,999
78,215			Zoetis, Inc.		4,879,052
					86,482,461
			Industrials-6.4%
41,585			3M Company		8,657,581
22,900		*	Gardner Denver Holdings, Inc.		494,869
157,750			General Electric Company		4,260,827
63,000			Honeywell International, Inc.		8,397,270
16,000			Ingersoll-Rand, PLC		1,462,240
153,073			Johnson Controls International, PLC		6,637,245
59,000			Koninklijke Philips NV (ADR)		2,113,380
6,020			Lockheed Martin Corporation		1,671,212
30,200			ManpowerGroup, Inc.		3,371,830
84,600			Masco Corporation		3,232,566
16,400			Owens Corning		1,097,488
67,300			Schneider National, Inc. - Class "B"		1,505,501
21,730			Snap-On, Inc.		3,433,340
13,400			Stanley Black & Decker, Inc.		1,885,782
148,100			Triton International, Ltd.		4,952,464
46,030			United Technologies Corporation		5,620,723
					58,794,318
			Information Technology-10.7%
93,905			Apple, Inc.		13,524,198
95,500			Applied Materials, Inc.		3,945,105
118,575		*	ARRIS International, PLC		3,322,472
17,925			Broadcom, Ltd.		4,177,421
270,300			Cisco Systems, Inc.		8,460,390
32,568		*	Dell Technologies, Inc. - Class "V"		1,990,230
10,875			DXC Technology Company		834,330
76,200		*	eBay, Inc.		2,660,904
13,300		*	FleetCor Technologies, Inc.		1,917,993
126,605			HP Enterprise Company		2,100,377
175,675			Intel Corporation		5,927,274
15,400			International Business Machines Corporation		2,368,982
24,080			Methode Electronics, Inc.		992,096
190,085			Microsoft Corporation		13,102,559
37,340		*	NXP Semiconductors NV		4,086,863
106,790			Oracle Corporation		5,354,451
96,620			QUALCOMM, Inc.		5,335,356
83,100			Sabre Corporation		1,809,087
183,950			Symantec Corporation		5,196,588
23,610			TE Connectivity, Ltd.		1,857,635
25,200		*	Tech Data Corporation		2,545,200
83,300			Travelport Worldwide, Ltd.		1,146,208
54,772			Western Digital Corporation		4,852,799
					97,508,518
			Materials-1.7%
900			Eastman Chemical Company		75,591
73,400			International Paper Company		4,155,174
93,400		*	Louisiana-Pacific Corporation		2,251,874
17,930			Praxair, Inc.		2,376,622
41,310			RPM International, Inc.		2,253,461
69,100			Sealed Air Corporation		3,092,916
22,585			Trinseo SA		1,551,590
					15,757,228
			Real Estate-1.1%
216,025			Brixmor Property Group, Inc. (REIT)		3,862,527
23,320			Real Estate Select Sector SPDR Fund (ETF)		750,904
120,100			Tanger Factory Outlet Centers, Inc. (REIT)		3,120,198
112,430			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		2,226,114
					9,959,743
			Telecommunication Services-1.3%
158,400			AT&T, Inc.		5,976,432
130,725			Verizon Communications, Inc.		5,838,179
					11,814,611
			Utilities-.6%
133,400			Exelon Corporation		4,811,738
24,445			NiSource, Inc.		619,925
					5,431,663
Total Value of Common Stocks (cost $351,829,109)					545,432,614
			CORPORATE BONDS-21.1%
			Aerospace/Defense-.3%
$1,000	M		Rockwell Collins, Inc., 3.2%, 3/15/2024		1,015,138
1,500	M		Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)	1,547,672
					2,562,810
			Automotive-.2%
2,000	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026		2,017,366
			Chemicals-.7%
2,000	M		Agrium, Inc., 3.375%, 3/15/2025		2,003,576
2,000	M		Dow Chemical Co., 3.5%, 10/1/2024		2,057,228
2,100	M		LyondellBasell Industries NV, 6%, 11/15/2021		2,374,548
					6,435,352
			Consumer Non-Durables-.2%
2,000	M		Newell Brands, Inc., 4.2%, 4/1/2026		2,125,854
			Energy-1.7%
3,600	M		BP Capital Markets, PLC, 3.216%, 11/28/2023		3,659,123
1,600	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	1,738,698
1,000	M		DCP Midstream Operating, LP, 2.5%, 12/1/2017		1,001,250
1,500	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021		1,566,423
			Kinder Morgan Energy Partners, LP:
1,000	M		3.5%, 3/1/2021		1,024,813
1,100	M		3.45%, 2/15/2023		1,108,070
1,000	M		Magellan Midstream Partners, LP, 5%, 3/1/2026		1,104,717
1,000	M		ONEOK Partners, LP, 3.375%, 10/1/2022		1,010,306
1,500	M		Spectra Energy, LLC, 6.2%, 4/15/2018		1,548,653

1,600	M		Valero Energy Corp., 9.375%, 3/15/2019		1,791,222
					15,553,275
			Financial Services-2.7%
1,100	M		American Express Co., 7%, 3/19/2018		1,141,085
			American International Group, Inc.:
1,000	M		3.75%, 7/10/2025		1,020,287
1,000	M		4.7%, 7/10/2035		1,066,125
1,000	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020		1,081,730
1,000	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024		1,073,715
1,100	M		BlackRock, Inc., 5%, 12/10/2019		1,181,502
			ERAC USA Finance, LLC:
1,000	M		6.375%, 10/15/2017	(a)	1,013,006
1,000	M		4.5%, 8/16/2021	(a)	1,071,868
1,000	M		3.3%, 10/15/2022	(a)	1,024,316
2,000	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		2,272,182
1,500	M		GE Capital Intlernational Funding Services, Ltd., 4.418%, 11/15/2035		1,635,717
1,000	M		General Electric Capital Corp., 4.65%, 10/17/2021		1,102,207
2,100	M		Key Bank NA, 3.4%, 5/20/2026		2,089,242
2,000	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	2,195,894
1,000	M		Protective Life Corp., 7.375%, 10/15/2019		1,114,017
2,000	M		Prudential Financial, Inc., 7.375%, 6/15/2019		2,205,540
2,000	M		State Street Corp., 3.55%, 8/18/2025		2,084,810
					24,373,243
			Financials-6.2%
			Bank of America Corp.:
2,000	M		2.1532%, 4/24/2023	+	2,008,708
3,600	M		4.1%, 7/24/2023		3,816,148
1,000	M		5.875%, 2/7/2042		1,257,636
			Barclays Bank, PLC:
1,100	M		6.75%, 5/22/2019		1,193,233
1,000	M		5.125%, 1/8/2020		1,068,806
1,000	M		Capital One Financial Corp., 3.75%, 4/24/2024		1,023,342
			Citigroup, Inc.:
3,600	M		6.125%, 11/21/2017		3,661,866
1,000	M		8.5%, 5/22/2019		1,117,319
1,000	M		4.5%, 1/14/2022		1,076,411
1,100	M		2.2794%, 5/17/2024	+	1,099,912
1,500	M		Deutsche Bank AG, 3.7%, 5/30/2024		1,501,974
2,000	M		General Motors Financial Co., 5.25%, 3/1/2026		2,163,916
			Goldman Sachs Group, Inc.:
2,700	M		5.375%, 3/15/2020		2,915,865
2,000	M		2.2765%, 4/26/2022		2,016,040
1,000	M		3.625%, 1/22/2023		1,033,411
1,000	M		6.125%, 2/15/2033		1,253,542
2,000	M		HSBC Holdings, PLC, 2.84867%, 5/25/2021	+	2,070,086
			JPMorgan Chase & Co.:
3,100	M		6%, 1/15/2018		3,169,899
1,000	M		4.5%, 1/24/2022		1,083,520
1,000	M		3.625%, 12/1/2027	+	991,890
			Morgan Stanley:
5,550	M		5.5%, 7/28/2021		6,159,795
2,000	M		2.3732%, 5/8/2024	+	2,011,960
1,600	M		SunTrust Banks, Inc., 6%, 9/11/2017		1,612,562
			U.S. Bancorp:
1,000	M		3.6%, 9/11/2024		1,039,691
1,000	M		3.1%, 4/27/2026		989,521
1,500	M		UBS AG, 4.875%, 8/4/2020		1,617,935
2,000	M		Visa, Inc., 3.15%, 12/14/2025		2,032,724
			Wells Fargo & Co.:
1,600	M		4.60%, 4/1/2021		1,725,614
3,500	M		3.45%, 2/13/2023		3,586,209
					56,299,535
			Food/Beverage/Tobacco-1.1%
			Anheuser-Busch InBev Finance, Inc.:
1,000	M		3.75%, 1/15/2022		1,055,709
1,500	M		3.65%, 2/1/2026		1,548,171
1,000	M		4.9%, 2/1/2046		1,133,156
1,750	M		Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		1,958,131
1,500	M		Diageo Capital, PLC, 5.75%, 10/23/2017		1,519,372
1,000	M		Ingredion, Inc., 4.625%, 11/1/2020		1,072,675
2,000	M		Mondelez International Holdings, Inc., 2%, 10/28/2021	(a)	1,950,634
					10,237,848
			Food/Drug-.2%
2,000	M		CVS Health Corp., 3.875%, 7/20/2025		2,082,984
			Forest Products/Containers-.2%
2,000	M		Rock-Tenn Co., 4.9%, 3/1/2022		2,181,928
			Health Care-.5%
1,100	M		Biogen, Inc., 6.875%, 3/1/2018		1,137,367
2,100	M		Express Scripts Holding Co., 4.75%, 11/15/2021		2,271,593
1,500	M		Laboratory Corp. of America, 3.75%, 8/23/2022		1,560,520
					4,969,480
			Higher Education-.2%
1,750	M		Yale University, 2.086%, 4/15/2019		1,763,025
			Information Technology-.7%
1,500	M		Apple, Inc., 2.5%, 2/9/2025		1,468,561
3,000	M		Diamond 1 Finance Corp., 4.42%, 6/15/2021	(a)	3,165,459
2,000	M		Oracle Corp., 2.4%, 9/15/2023		1,975,740
					6,609,760
			Manufacturing-.2%
1,000	M		CRH America, Inc., 8.125%, 7/15/2018		1,062,473
1,100	M		Johnson Controls International, PLC, 5%, 3/30/2020		1,175,674
					2,238,147
			Media-Broadcasting-.5%
1,000	M		British Sky Broadcasting, PLC, 9.5%, 11/15/2018	(a)	1,099,422
			Comcast Corp.:
1,600	M		5.15%, 3/1/2020		1,734,320
2,000	M		4.25%, 1/15/2033		2,135,206
					4,968,948
			Media-Diversified-.1%
1,000	M		Time Warner, Inc., 3.6%, 7/15/2025		999,453
			Metals/Mining-.7%
1,500	M		Alcoa, Inc., 6.15%, 8/15/2020		1,620,000
1,000	M		Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)	1,070,550
1,500	M		Newmont Mining Corp., 5.125%, 10/1/2019		1,594,369
1,600	M		Vale Overseas, Ltd., 5.625%, 9/15/2019		1,692,000
					5,976,919
			Real Estate-1.9%
2,000	M		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028		2,038,042
1,500	M		AvalonBay Communities, Inc., 3.5%, 11/15/2024		1,539,193
1,000	M		Boston Properties, LP, 5.875%, 10/15/2019		1,072,730
500	M		Digital Realty Trust, LP, 5.25%, 3/15/2021		541,952
1,000	M		ERP Operating, LP, 3.375%, 6/1/2025		1,007,888
1,000	M		HCP, Inc., 4.25%, 11/15/2023		1,049,932
1,000	M		Prologis, LP, 3.35%, 2/1/2021		1,033,569
2,000	M		Realty Income Corp., 3.25%, 10/15/2022		2,032,474
2,000	M		Simon Property Group, LP, 3.375%, 10/1/2024		2,038,082
1,600	M		Ventas Realty, LP, 4.75%, 6/1/2021		1,713,021
3,000	M		Welltower, Inc., 4%, 6/1/2025		3,106,986
					17,173,869
			Retail-General Merchandise-.6%
1,000	M		Amazon.com, Inc., 4.8%, 12/5/2034		1,154,645
3,000	M		Home Depot, Inc., 5.875%, 12/16/2036		3,915,366
					5,070,011
			Telecommunications-.2%
1,500	M		AT&T, Inc., 3.8%, 3/15/2022		1,554,214
			Transportation-.4%
1,000	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		1,199,793
1,000	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	1,093,644
1,000	M		Southwest Airlines Co., 3%, 11/15/2026		971,842
					3,265,279
			Utilities-1.6%
2,000	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044		2,098,788
1,000	M		E.ON International Finance BV, 5.8%, 4/30/2018	(a)	1,030,724
1,000	M		Electricite de France SA, 3.625%, 10/13/2025	(a)	1,023,970
2,000	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044		2,060,594
1,500	M		Exelon Generation Co., LLC, 5.2%, 10/1/2019		1,594,081
2,000	M		Ohio Power Co., 5.375%, 10/1/2021		2,227,946
2,000	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044		2,012,574
1,100	M		Sempra Energy, 9.8%, 2/15/2019		1,234,198
1,000	M		South Carolina Electric & Gas Co., 5.45%, 2/1/2041		1,153,528
					14,436,403
Total Value of Corporate Bonds (cost $194,714,348)					192,895,703
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-5.8%
			Fannie Mae-4.9%
1,631	M		2.5%, 2/1/2030 - 7/1/2031		1,643,355
4,373	M		3%, 3/1/2027 - 2/1/2031		4,498,466
6,493	M		3.5%, 11/1/2028 - 11/1/2046		6,690,306
23,804	M		4%, 12/1/2040 - 3/1/2047		25,095,243
2,341	M		4.5%, 9/1/2040 - 1/1/2047		2,526,100
2,094	M		5%, 4/1/2040 - 3/1/2042		2,304,327
741	M		5.5%, 5/1/2033 - 10/1/2039		830,854
593	M		6%, 5/1/2036 - 10/1/2040		672,158
239	M		6.5%, 11/1/2033 - 6/1/2036		264,441
553	M		7%, 3/1/2032 - 8/1/2032		600,048
					45,125,298
			Freddie Mac-.9%
1,858	M		3.5%, 8/1/2026 - 7/1/2044		1,934,891
966	M		4%, 7/1/2044 - 4/1/2045		1,017,290
4,243	M		4.5%, 10/1/2040 - 5/1/2044		4,578,341
977	M		5.5%, 5/1/2038 - 10/1/2039		1,099,561
					8,630,083
Total Value of Residential Mortgage-Backed Securities (cost $53,774,272)					53,755,381
			U.S. GOVERNMENT OBLIGATIONS-2.6%
5,000	M		U.S. Treasury Bonds, 3.125%, 8/15/2044		5,283,885
			U.S. Treasury Notes:
13,000	M		0.375%, 1/15/2027 (TIPS)		12,933,140
3,000	M		1.0725%, 4/30/2019	+	2,999,925
2,500	M		1.1425%, 1/31/2019	+	2,503,768
Total Value of U.S. Government Obligations (cost $23,985,714)					23,720,718
			VARIABLE AND FLOATING RATE NOTES-2.1%
			U.S. Government Agency Obligations-1.1%
			Federal Home Loan Bank:
4,000	M		0.909%, 8/14/2017	+	3,999,772
6,000	M		1.116% 9/5/2017	+	6,002,190
					10,001,962
			Municipal Bonds-1.0%
3,000	M		Mass. St. Hlth. & Edl. Facs. Auth., 0.89%, 8/15/2034	+	3,000,000
3,000	M		Mississippi Business Fin. Corp., 1%, 12/1/2030	+	3,000,000
3,000	M		Valdez, AK Marine Term. Rev., 0.89%, 12/1/2033	+	3,000,000
					9,000,000
Total Value of Variable and Floating Rate Notes (cost $19,004,320)					19,001,962
			TAXABLE MUNICIPAL BONDS-.9%
950	M		Chicago, IL O'Hare Airport, 5%, 1/1/2042		1,066,802
2,425	M		Katy TX ISD, 5%, 2/15/2042		2,852,164
1,740	M		New York City Trans. Fin. Auth., 3.05%, 5/1/2027		1,728,272
950	M		New York State Dorm. Auth., 4%, 2/15/2037	(b)	1,010,696
950	M		Oregon State GO, 5%, 8/1/2037		1,135,288
Total Value of Taxable Municipal Bonds (cost $7,784,728)					7,793,222
			U.S. GOVERNMENT AGENCY OBLIGATIONS-.2%
1,850	M		Fannie Mae, 1.75%, 11/26/2019 (cost $1,845,979)		1,860,908
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-5.7%
			Federal Home Loan Bank:
22,000	M		0.9%, 7/19/2017		21,990,320
2,500	M		1%, 7/19/2017		2,498,900
12,000	M		0.94%, 7/21/2017		11,994,060
1,000	M		0.9%, 7/24/2017		999,422
13,000	M		1.01%, 8/4/2017		12,988,326
1,500	M		0.98%, 8/11/2017		1,498,359

Total Value of Short-Term U.S. Government Agency Obligations (cost $51,967,916)					51,969,387
			SHORT-TERM CORPORATE NOTES-1.8%
			Energy-.1%
425	M		Chevron Corp., 0.95%, 7/10/2017	(c)	424,874
			Food/Beverage/Tobacco-.6%
			Coca-Cola Co.:
5,000	M		1%, 7/25/2017	(c)	4,996,243
500	M		0.96%, 7/14/2017	(c)	499,791
					5,496,034
			Information Technology-.6%
			Apple, Inc.:
5,000	M		0.86%, 7/5/2017	(c)	4,999,262
500	M		1%, 9/14/2017	(c)	498,817
					5,498,079
			Media-Diversified-.5%
5,000	M		Walt Disney Co., 0.91%, 7/17/2017	(c)	4,997,388
Total Value of Short-Term Corporate Notes (cost $16,417,833)					16,416,375
Total Value of Investments (cost $721,324,219)			99.9%		912,846,270
Other Assets, Less Liabilities			.1		824,122
Net Assets			100.0%		$ 913,670,392

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2017, the Fund held thirteen 144A securities with an aggregate value of $19,025,857 representing
2.1% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Security exempt from registration under Section 4(2) of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2017, the Fund held six
Section 4(2) securities with an aggregate value of $16,416,375 representing
1.8% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2017.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
GO General Obligations
ISD Independent School District
REIT Real Estate Investment Trust
TIPS Treasury Inflation-Protected Securities

At June 30, 2017, the cost of investments for federal income tax purposes was
$722,337,301. Accumulated net unrealized appreciation on investments was
$190,508,969, consisting of $207,172,202 gross unrealized appreciation and
$16,663,233 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$545,432,614	$-	$-	$545,432,614
Corporate Bonds	-	192,895,703	-	192,895,703
Residential Mortgage-Backed
Securities	-	53,755,381	-	53,755,381
U.S. Government
Obligations	-	23,720,718	-	23,720,718
Variable and Floating Rate Notes
U.S. Government Agency
Obligations	-	10,001,962	-	10,001,962
Municipal Bonds	-	9,000,000	-	9,000,000
Taxable Municipal Bonds	-	7,793,222	-	7,793,222
U.S. Government Agency
Obligations	-	1,860,908	-	1,860,908
Short-Term U.S. Government
Agency Obligations	-	51,969,387	-	51,969,387
Short-Term Corporate Notes	-	16,416,375	-	16,416,375
Total Investments in Securities*	$545,432,614	$367,413,656	$-	$912,846,270

* The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds and short-term corporate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities are priced based upon evaluated prices that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees ("the Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of June 30, 2017, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives - Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on - or "derived from" - the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market ("OTC"). The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO or the Fund's subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds' interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended June 30, 2017 was related to the use of written options and foreign exchange contracts.

Options Contracts - Some of the Funds may write covered call and put options on securities, derivative instruments, or currencies the Funds own or in which it may invest. Writing put options tends to increase the Funds' exposure to the underlying instrument. Writing call options tends to decrease the Funds' exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase put and call options. Purchasing call options tends to increase a Fund's exposure to the underlying instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

At June 30, 2017, the Covered Call Strategy and Hedged U.S. Equity Opportunities Funds had investments in options contracts, which are listed in their respective Portfolio of Investments.

Interest Rate Futures Contracts - The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is affected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds' investment adviser, FIMCO, or a Fund's subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At June 30, 2017, the Hedged U.S. Equity Opportunities Fund had investments in interest rate futures contracts, which are listed in its Portfolio of Investments.

Foreign Exchange Contracts - The Global Fund and Hedged U.S. Equity Opportunities Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Funds may invest in them in order to hedge their currency exposure or to gain currency exposure held by the Funds. The Funds could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Funds' assets. During the period, the Funds used currency forwards to hedge currency exposure from certain bonds as well as to gain currency exposure in certain countries.

At June 30, 2017, the Global Fund had investments in foreign exchange contracts and the Hedged U.S. Equity Opportunities Fund had no investments in foreign exchange contracts.

Short Sales - Long Short Fund may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by the Fund involves certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund designates collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of June 30, 2017 pursuant to short sale arrangements, the Fund has a right to set off any assets held (including the borrowed securities) or obligations owed to the lender, in the event of the lender's default, against any obligations owed by the lender to the Funds under any agreement or collateral document, including the collateral value of the Securities Loan Collateral, as that term is defined in the Securities Lending and Services Agreement between the Fund and the lender.

At June 30, 2017, Long Short Fund had pledged $27,450,445 of securities and cash as collateral under such arrangement.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /s/ Clark D. Wagner

Clark D. Wagner

President and Principal Executive Officer

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /s/ Clark D. Wagner

Clark D. Wagner

President and Principal Executive Officer

By /s/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 28, 2017